VANGUARD
BOND INDEX
FUND

Semiannual Report
June 30, 1997



[PHOTO]



[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.



                                    CONTENTS


                                  A Message To
                                Our Shareholders

                                       1


                                  The Markets
                                 In Perspective

                                       4


                                  Performance
                                   Summaries

                                       6


                                   Financial
                                   Statements

                                       8


                                 Directors And
                                    Officers

                               INSIDE BACK COVER




                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]


FELLOW SHAREHOLDER,


During the first six months of Vanguard Bond Index Fund's 1997 fiscal year, the U.S. stock market continued to race ahead, while the bond market ambled along at a deliberate pace. On balance during the six months ended June 30, 1997, bond prices in the aggregate were roughly unchanged.

       In this environment--one in which bond mutual funds essentially earned their coupons--the returns of our four Portfolios mirrored the results of their respective target indexes, varying according to their average maturities.

       The adjacent table presents the total return (capital change plus reinvested dividends) for each Portfolio during the past six months compared with that of its respective target index.

---------------------------------------------------------------
                                            TOTAL RETURNS
                                          SIX MONTHS ENDED
                                            JUNE 30, 1997
                                     --------------------------
                                     VANGUARD            TARGET
                                     PORTFOLIO           INDEX*
---------------------------------------------------------------
Total Bond Market-
   Investor Shares                    +2.9%              +3.1%
   Institutional Shares               +3.0               +3.1
Short-Term Bond                       +2.8               +2.9
Intermediate-Term Bond                +2.7               +2.8
Long-Term Bond                        +2.4               +2.5
---------------------------------------------------------------

*Respectively, the Lehman Brothers Aggregate Bond Index and its Short-Term Bond, Intermediate-Term Bond, and
 Long-Term Bond components.

       Detailed per-share figures for each Portfolio, including net asset values and income dividends, are presented, along with yield and maturity data, in the table that follows this letter.

       In reviewing our half-year performance, it's important to note that the period's returns for bond funds include interest income for only one-half year. Over the long run, however, interest income accounts for virtually all of the total return on a bond fund; thus, a full year's interest income should be considered. The table on the following page presents each Portfolio's return for the past twelve months, divided into its income and capital components.

THE PERIOD IN REVIEW

Interest rates began the half-year on a steady march upward in response to growing fears that inflation would soon accelerate. But those fears rapidly dissipated over the final three months of the period, and interest rates settled near their starting point.

       On balance, the yield on the benchmark 30-year U.S. Treasury bond rose 14 basis points, from 6.64% to 6.78% during the period, while the yield on intermediate-term Treasury bonds inched up 8 basis points to 6.50%. Although the Federal Reserve Board raised its target for the federal funds rate by a quarter-point to 5.50% on March 25, short-term interest rates ended the period where they began it (5.17% for three-month U.S. Treasury bills).

       A period that was uneventful for the bond market was anything but for the stock market, which chalked up a gain of +20.6% for the six months (as measured by the Standard & Poor's 500 Composite Stock Price Index). A nearly perfect climate for common stocks--strong economic growth, rising corporate profits, and decelerating inflation--helped push many segments of the market higher, but particularly favored large-capitalization stocks.

       For the Portfolios of Vanguard Bond Index Fund, the modest uptick in interest rates during the half-year engendered a slightly negative capital return that nicked each Portfolio's total return (consistent with its average maturity). Over the past twelve months, however, a slight decline in interest rates provided a slightly positive capital return. Of course, the prices of longer-term bonds suffer more from a rise in interest rates than do the prices of short-term bonds, just as long-term bond prices benefit more when interest rates are falling. For more information on each Portfolio's income and capital return, see the Performance Summaries beginning on page 6.

---------------------------------------------------------------------------
                                           COMPONENTS OF TOTAL RETURN
                                               TWELVE MONTHS ENDED
                                                  JUNE 30, 1997
                                      -------------------------------------
                                      INCOME         CAPITAL          TOTAL
PORTFOLIO                             RETURN          RETURN         RETURN
---------------------------------------------------------------------------
Total Bond Market-
   Investor Shares                    +6.9%           +1.1%          +8.0%
   Institutional Shares               +7.0            +1.1           +8.1
Short-Term Bond                       +6.2            +0.5           +6.7
Intermediate-Term Bond                +7.0            +0.9           +7.9
Long-Term Bond                        +7.2            +1.7           +8.9
---------------------------------------------------------------------------

       Our Fixed Income Group managed the Portfolios ably--as it has consistently done--keeping our Portfolios in a tight match with their respective indexes. For the half-year, our Total Bond Market Portfolio tracked its target within 0.2 percentage point, while our other Portfolios tracked their respective targets within 0.1 percentage point. This close tracking was accomplished despite our (extremely low) expenses and the costs of portfolio transactions--performance handicaps that indexes do not bear.

IN SUMMARY

For bond investors, appreciating the benefits of a balanced investment program can be a stern challenge during a period of awesome stock returns.

       However, it is this lack of correlation between the asset classes that makes the creation and maintenance of a balanced investment program of stock funds, bond funds, and money market funds a prudent move. As the gap between the performance of stocks and bonds narrows--or opens in favor of bonds over stocks, as it will from time to time--the true value of a balanced program will be evident.

       We look forward to reporting to you in further detail in our 1997 Annual Report six months hence.


/s/ JOHN C. BOGLE                                      /s/ JOHN J. BRENNAN

John C. Bogle                                          John J. Brennan
Chairman of the Board                                  President

July 20, 1997

PORTFOLIO STATISTICS

----------------------------------------------------------------------------------------------------------------------------
                                                               NET ASSET VALUE
                             TOTAL                                PER SHARE         LATEST      TOTAL RETURNS         SEC
                          NET ASSETS                         ------------------    12 MONTHS   ----------------     CURRENT
                          (MILLIONS)     AVERAGE   AVERAGE   DEC. 31,  JUN. 30,     INCOME     TWELVE      SIX    ANNUALIZED
PORTFOLIO                JUN. 30, 1997  MATURITY    QUALITY    1996      1997      DIVIDENDS   MONTHS    MONTHS      YIELD
----------------------------------------------------------------------------------------------------------------------------
Total Bond Market-
   Investor Shares           $4,103     8.6 years     Aaa    $  9.84     $9.80      $0.645     +8.0%     +2.9%      6.69%
   Institutional Shares       1,269     8.6 years     Aaa       9.84      9.80       0.655     +8.1      +3.0       6.79
Short-Term Bond                 448     2.7 years     Aaa       9.92      9.90       0.593     +6.7      +2.8       6.10
Intermediate-Term
   Bond                         562     7.6 years     Aa1       9.96      9.89       0.663     +7.9      +2.7       6.64
Long-Term Bond                   56    21.7 years     Aa1      10.08      9.97       0.676     +8.9      +2.4       6.97
----------------------------------------------------------------------------------------------------------------------------

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

       Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.

--------------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1997
                                             -----------------------------------
                                             6 MONTHS      1 YEAR       5 YEARS*
--------------------------------------------------------------------------------
EQUITY
    S&P 500 Index                              20.6%        34.7%        19.8%
    Russell 2000 Index                         10.2         16.3         17.9
    MSCI EAFE Index                            11.4         13.2         13.2
--------------------------------------------------------------------------------
FIXED-INCOME
    Lehman Aggregate Bond Index                 3.1%         8.2%         7.1%
    Lehman 10-Year Municipal
      Bond Index                                3.3          8.3          7.4
    Salomon Brothers Three-Month
      U.S. Treasury Bill Index                  2.6          5.3          4.5
--------------------------------------------------------------------------------
OTHER
    Consumer Price Index                        1.1%         2.3%         2.7%
--------------------------------------------------------------------------------

*Average annual.

       The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.

U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

       Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

       With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

       The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

       Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARIES


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate so that an investment in the Portfolios could lose money.

TOTAL BOND MARKET PORTFOLIO-INVESTOR SHARES
TOTAL INVESTMENT RETURNS: DECEMBER 11, 1986-JUNE 30, 1997

----------------------------------------------------------
              TOTAL BOND MARKET PORTFOLIO-
                     INVESTOR SHARES               LEHMAN*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1986          -0.6%       0.4%        -0.2%        -0.2%
1987          -7.4        8.5          1.1          2.8
1988          -1.6        9.0          7.4          7.9
1989           4.3        9.3         13.6         14.5
1990          -0.3        8.9          8.6          9.0
1991           6.4        8.8         15.2         16.0
1992          -0.2        7.3          7.1          7.4
1993           3.0        6.7          9.7          9.8
1994          -8.8        6.1         -2.7         -2.9
1995          10.6        7.6         18.2         18.5
1996          -3.0        6.6          3.6          3.6
1997**        -0.4        3.3          2.9          3.1
----------------------------------------------------------

 *Lehman Aggregate Bond Index.

**Six months ended June 30, 1997.

See Financial Highlights table on page 32 for dividend and capital gains information for the past five years.

TOTAL BOND MARKET PORTFOLIO-INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: SEPTEMBER 18, 1995-JUNE 30, 1997

----------------------------------------------------------
              TOTAL BOND MARKET PORTFOLIO-
                  INSTITUTIONAL SHARES             LEHMAN*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1995           2.7%       1.8%         4.5%         4.4%
1996          -3.0        6.7          3.7          3.6
1997**        -0.4        3.4          3.0          3.1
----------------------------------------------------------

 *Lehman Aggregate Bond Index.

**Six months ended June 30, 1997.

See Financial Highlights table on page 32 for dividend and capital gains information since the Portfolio's inception.

SHORT-TERM BOND PORTFOLIO
TOTAL INVESTMENT RETURNS: MARCH 1, 1994-JUNE 30, 1997

----------------------------------------------------------
                SHORT-TERM BOND PORTFOLIO          LEHMAN*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1994          -5.0%       4.6%        -0.4%        -0.2%
1995           6.0        6.9         12.9         12.9
1996          -1.5        6.0          4.5          4.7
1997**        -0.2        3.0          2.8          2.9
----------------------------------------------------------

 *Lehman 1-5 Year Government/Corporate Bond Index.

**Six months ended June 30, 1997.

See Financial Highlights table on page 33 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997

------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS
                                                INCEPTION                                 ------------------------------
                                                   DATE       1 YEAR        5 YEARS        CAPITAL     INCOME     TOTAL
------------------------------------------------------------------------------------------------------------------------
Total Bond Market-Investor Shares*              12/11/86      8.00%         7.00%          0.64%       7.77%      8.41%
Total Bond Market-Institutional Shares           9/18/95      8.14            --          -0.40**      6.76**     6.36**
Short-Term Bond Portfolio*                        3/1/94      6.70            --          -0.29**      6.14**     5.85**
------------------------------------------------------------------------------------------------------------------------

 *Performance figures are adjusted for the $10 annual account maintenance fee.

**Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

INTERMEDIATE-TERM BOND PORTFOLIO
TOTAL INVESTMENT RETURNS: MARCH 1, 1994-JUNE 30, 1997

----------------------------------------------------------
            INTERMEDIATE-TERM BOND PORTFOLIO       LEHMAN*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1994          -8.2%       5.3%        -2.9%        -2.9%
1995          13.3        7.8         21.1         21.4
1996          -3.9        6.5          2.6          2.7
1997**        -0.7        3.4          2.7          2.8
----------------------------------------------------------

 *Lehman 5-10 Year Government/Corporate Bond Index.

**Six months ended June 30, 1997.

See Financial Highlights table on page 33 for dividend and capital gains information since the Portfolio's inception.

LONG-TERM BOND PORTFOLIO
TOTAL INVESTMENT RETURNS: MARCH 1, 1994-JUNE 30, 1997

----------------------------------------------------------
                LONG-TERM BOND PORTFOLIO           LEHMAN*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1994         -10.4%       5.9%        -4.5%        -4.6%
1995          21.0        8.7         29.7         30.0
1996          -6.8        6.5         -0.3          0.1
1997**        -1.1        3.5          2.4          2.5
----------------------------------------------------------

 *Lehman Long Government/Corporate Bond Index.

**Six months ended June 30, 1997.

See Financial Highlights table on page 34 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  SINCE INCEPTION
                                                INCEPTION                                  ----------------------------
                                                  DATE        1 YEAR                       CAPITAL     INCOME     TOTAL
-----------------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond Portfolio*                3/1/94       7.90%                        -0.24%      6.84%      6.60%
Long-Term Bond Portfolio*                        3/1/94       8.85                          0.00       7.24       7.24
-----------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

[PHOTO]

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, foreign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

      At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Undistributed Net Investment Income is usually zero because the Portfolio distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                           COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (70.9%)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (39.0%)
U.S. Treasury Bonds                                                    7.25%     5/15/16-8/15/22  $    3,205   $    3,345
U.S. Treasury Bonds                                                    7.50%            11/15/16       1,135        1,213
U.S. Treasury Bonds                                                   7.625%             2/15/07         670          696
U.S. Treasury Bonds                                                   7.875%    11/15/07-2/15/21      15,095       16,826
U.S. Treasury Bonds                                                    8.00%            11/15/21      12,800       14,482
U.S. Treasury Bonds                                                   8.125%     8/15/19-8/15/21     279,595      319,417
U.S. Treasury Bonds                                                    8.50%             2/15/20      38,670       45,817
U.S. Treasury Bonds                                                    8.75%     5/15/17-8/15/20      79,350       95,889
U.S. Treasury Bonds                                                   8.875%     8/15/17-2/15/19      72,635       88,529
U.S. Treasury Bonds                                                   9.125%     5/15/09-5/15/18      29,040       36,212
U.S. Treasury Bonds                                                    9.25%             2/15/16         435          544
U.S. Treasury Bonds                                                   9.375%             2/15/06         110          130
U.S. Treasury Bonds                                                   9.875%            11/15/15       4,390        5,774
U.S. Treasury Bonds                                                   10.00%             5/15/10       2,000        2,406
U.S. Treasury Bonds                                                  10.375%   11/15/09-11/15/12     147,120      182,624
U.S. Treasury Bonds                                                   10.75%     2/15/03-8/15/05      40,880       51,526
U.S. Treasury Bonds                                                  11.125%             8/15/03       1,135        1,400
U.S. Treasury Bonds                                                   11.25%             2/15/15         200          291
U.S. Treasury Bonds                                                  11.625%   11/15/02-11/15/04      13,650       16,897
U.S. Treasury Bonds                                                   11.75%    2/15/10-11/15/14       1,085        1,515
U.S. Treasury Bonds                                                   12.00%             8/15/13         350          493
U.S. Treasury Bonds                                                  12.375%             5/15/04         100          132
U.S. Treasury Bonds                                                   12.75%            11/15/10         380          527
U.S. Treasury Bonds                                                  13.375%             8/15/01       2,600        3,254
U.S. Treasury Bonds                                                   14.00%            11/15/11       3,420        5,153
U.S. Treasury Inflation Indexed Note                                  3.375%             1/15/07      16,076       15,700

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                    4.75%             8/31/98  $    4,560   $    4,502
U.S. Treasury Notes                                                   5.125%            11/30/98      13,250       13,104
U.S. Treasury Notes                                                    5.25%    12/31/97-7/31/98       6,630        6,596
U.S. Treasury Notes                                                   5.375%             5/31/98       1,800        1,794
U.S. Treasury Notes                                                    5.50%            11/15/98      45,300       45,027
U.S. Treasury Notes                                                   5.625%    11/30/98-2/28/01      65,950       65,359
U.S. Treasury Notes                                                    5.75%    10/31/00-8/15/03       6,025        5,910
U.S. Treasury Notes                                                   5.875%             8/15/98         210          210
U.S. Treasury Notes                                                    6.00%            11/30/97       1,900        1,903
U.S. Treasury Notes                                                    6.25%     7/31/98-1/31/02     179,655      178,924
U.S. Treasury Notes                                                   6.375%     1/15/99-3/31/01     205,850      206,812
U.S. Treasury Notes                                                    6.50%     5/31/01-8/15/05         745          747
U.S. Treasury Notes                                                   6.625%             6/30/01       1,300        1,312
U.S. Treasury Notes                                                    6.75%     5/31/99-4/30/00      99,675      100,931
U.S. Treasury Notes                                                   6.875%     7/31/99-5/15/06      58,935       60,025
U.S. Treasury Notes                                                    7.00%             4/15/99      18,750       19,051
U.S. Treasury Notes                                                    7.25%             8/15/04         375          391
U.S. Treasury Notes                                                    7.50%   10/31/99-11/15/01      99,030      102,939
U.S. Treasury Notes                                                    7.75%    11/30/99-2/15/01      86,635       89,716
U.S. Treasury Notes                                                   7.875%   11/15/99-11/15/04      20,960       21,989
U.S. Treasury Notes                                                    8.00%             8/15/99      44,775       46,430
U.S. Treasury Notes                                                    8.25%             7/15/98      51,475       52,713
U.S. Treasury Notes                                                    8.50%             2/15/00       7,050        7,434
U.S. Treasury Notes                                                    8.75%             8/15/00      86,625       92,644
U.S. Treasury Notes                                                   8.875%    11/15/98-2/15/99      55,275       57,453
U.S. Treasury Notes                                                    9.25%             8/15/98       1,000        1,036
U.S. Treasury Strip                                                    0.00%             8/15/01       1,000          772
                                                                                                               ----------
                                                                                                                2,096,516
                                                                                                               ----------
AGENCY BONDS AND NOTES (1.3%)
Federal Home Loan Bank                                                 5.90%              6/9/00       1,000          989
Federal Home Loan Bank                                                 8.60%             1/25/00         110          116
Federal Home Loan Mortgage Corp.                                       6.09%              3/1/00         285          282
Federal Home Loan Mortgage Corp.                                      6.155%             9/15/00       1,000          995
Federal Home Loan Mortgage Corp.                                      6.785%              3/1/06       9,525        9,253
Federal Home Loan Mortgage Corp.                                       7.09%              6/1/05       4,400        4,364
Federal National Mortgage Assn.                                        4.95%             9/30/98       2,350        2,320
Federal National Mortgage Assn.                                        5.35%             8/12/98      12,350       12,274
Federal National Mortgage Assn.                                        5.80%            12/10/03       2,300        2,203
Federal National Mortgage Assn.                                        5.90%              7/6/00       3,000        2,966
Federal National Mortgage Assn.                                        6.20%             7/10/03         625          605
Federal National Mortgage Assn.                                        6.25%             8/12/03       8,200        7,951
Federal National Mortgage Assn.                                        6.40%             3/25/03       5,000        4,889
Federal National Mortgage Assn.                                        7.55%             6/10/04       8,900        8,974
Federal National Mortgage Assn.                                        8.10%             8/12/19         110          121
Federal National Mortgage Assn.                                        8.20%             3/10/98         225          229
Federal National Mortgage Assn.                                        8.35%            11/10/99         170          178
Federal National Mortgage Assn.                                        8.45%             7/12/99         110          115
Federal National Mortgage Assn.                                       8.625%            10/18/21       1,170        1,234
Federal National Mortgage Assn.                                        8.70%             6/10/99         110          115
Federal National Mortgage Assn.                                        9.55%             3/10/99         225          238
Government Trust Certificate                                          9.625%             5/15/02         463          492
Private Export Funding Corp.                                           8.40%             7/31/01         225          241
Resolution Funding Corp.                                              8.125%            10/15/19         550          618
Resolution Funding Corp.                                              8.625%             1/15/30         110          133
Resolution Funding Corp.                                              8.875%             7/15/20         280          339
Small Business Administration Variable Rate Interest-Only
   Custodial Receipts                                                 2.719%             6/25/00      20,677        1,964
Tennessee Valley Authority                                            8.375%             10/1/99         610          638
Tennessee Valley Authority                                            8.625%            11/15/29       4,000        4,312
                                                                                                               ----------
                                                                                                                   69,148
                                                                                                               ----------

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                           COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS (30.6%)
Bear Stearns Collateralized Mortgage Obligation Series 1988-4B
   (Secured by Federal Home Loan Mortgage Corp.)                       9.20%             11/1/18  $       97   $       98
Federal Home Loan Mortgage Corp.                                       5.50%      12/1/98-6/1/11       6,370        6,193
Federal Home Loan Mortgage Corp.                                       6.00%       6/1/98-4/1/26      48,589       47,069
Federal Home Loan Mortgage Corp.                                       6.50%       2/1/98-6/1/27     127,676      124,421
Federal Home Loan Mortgage Corp.                                       7.00%       1/1/98-6/1/27     160,966      159,497
Federal Home Loan Mortgage Corp.                                       7.50%      12/1/97-6/1/27     129,802      130,935
Federal Home Loan Mortgage Corp.                                       8.00%       5/1/02-7/1/27      82,138       84,310
Federal Home Loan Mortgage Corp.                                       8.50%       9/1/01-1/1/27      26,913       28,038
Federal Home Loan Mortgage Corp.                                       9.00%      8/1/01-10/1/26      11,298       11,969
Federal Home Loan Mortgage Corp.                                       9.50%       4/1/16-6/1/25      11,289       12,155
Federal Home Loan Mortgage Corp.                                      10.00%       7/1/00-4/1/25       2,082        2,260
Federal Home Loan Mortgage Corp.                                      10.50%      9/1/00-12/1/15         557          589
Federal Home Loan Mortgage Corp.                                      11.25%              8/1/14          35           38
Federal Housing Administration                                         7.43%             10/1/20         533          522
Federal National Mortgage Assn.                                        5.50%       1/1/01-6/1/09       2,273        2,182
Federal National Mortgage Assn.                                        6.00%      10/1/00-2/1/27      39,053       37,582
Federal National Mortgage Assn.                                        6.50%       2/1/00-3/1/27     104,332      101,252
Federal National Mortgage Assn.                                        7.00%       9/1/99-3/1/27     155,917      153,860
Federal National Mortgage Assn.                                        7.50%       1/1/00-6/1/27     125,040      125,937
Federal National Mortgage Assn.                                        7.75%             10/1/02       1,010        1,021
Federal National Mortgage Assn.                                        8.00%       9/1/98-5/1/27      74,412       76,298
Federal National Mortgage Assn.                                        8.50%     12/1/98-11/1/26      33,071       34,405
Federal National Mortgage Assn.                                        9.00%       6/1/98-1/1/27      20,200       21,315
Federal National Mortgage Assn.                                        9.50%      10/1/01-2/1/25       8,242        8,879
Federal National Mortgage Assn.                                       10.00%       8/1/05-6/1/22       3,185        3,432
Federal National Mortgage Assn.                                       10.50%      11/1/00-8/1/20         914          997
Government National Mortgage Assn.                                     6.00%      3/1/09-3/15/26       5,230        4,961
Government National Mortgage Assn.                                     6.50%     9/15/08-6/15/26      44,868       43,467
Government National Mortgage Assn.                                     7.00%     6/15/08-4/15/27      97,334       96,166
Government National Mortgage Assn.                                     7.50%     1/15/08-6/15/27     105,423      106,203
Government National Mortgage Assn.                                     8.00%    11/15/01-3/15/27      96,035       98,748
Government National Mortgage Assn.                                     8.50%    5/15/10-12/15/26      37,403       39,144
Government National Mortgage Assn.                                     9.00%     8/15/01-6/15/27      36,566       38,973
Government National Mortgage Assn.                                     9.50%      1/1/04-9/15/25      25,153       27,230
Government National Mortgage Assn.                                    10.00%     3/15/00-8/15/25       6,064        6,660
Government National Mortgage Assn.                                    10.50%    11/15/10-1/15/21       3,775        4,175
Government National Mortgage Assn.                                    11.50%    3/15/10-11/15/17         424          483
Government National Mortgage Assn.                                    12.00%             4/15/15           4            4
Resolution Trust Corp. Collateralized Mortgage Obligations            10.40%             8/25/21       1,272        1,328
                                                                                                               ----------
                                                                                                                1,642,796
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $3,768,106)                                                                                            3,808,460
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (24.6%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.1%)
Chase Manhattan Credit Card Master Trust                               7.40%             5/15/00         963          963
Discover Card Master Trust                                             5.40%            11/16/01      27,450       27,218
First Chicago Master Trust                                             6.25%             8/15/99       3,600        3,604
First Deposit Master Trust                                             5.75%             6/15/01      10,320       10,329
First Deposit Master Trust                                             6.05%             8/15/02      33,600       33,658
MBNA Master Credit Card Trust                                          5.40%             9/15/00       5,000        4,961
MBNA Master Credit Card Trust                                          6.20%             8/15/99       3,800        3,803
Sears Credit Card Master Trust                                         6.25%             1/15/03      20,000       20,111
Sears Credit Card Master Trust                                         7.00%             1/15/04       3,000        3,050
Sears Credit Card Master Trust                                         7.25%             7/16/01       5,900        5,934
Sears Credit Card Master Trust                                         8.10%             6/15/04       1,900        1,983
Standard Credit Card Master Trust                                      6.75%              6/7/00      20,000       19,960
Standard Credit Card Master Trust                                      6.80%              4/7/01      15,850       15,984

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Standard Credit Card Master Trust                                      7.85%              2/7/02  $    7,750   $    7,995
Standard Credit Card Master Trust                                     7.875%              1/7/00       3,600        3,682
Standard Credit Card Master Trust                                     8.875%              9/7/99       2,085        2,144
Standard Credit Card Master Trust                                     9.375%             9/10/98       2,000        2,001
                                                                                                               ----------
                                                                                                                  167,380
                                                                                                               ----------
FINANCE (9.9%)
American Express Credit Corp.                                          6.50%              8/1/00       2,200        2,194
American Express Credit Corp.                                          8.50%             6/15/99       2,325        2,415
American General Finance Corp.                                        5.875%              7/1/00       3,770        3,693
American General Finance Corp.                                         7.45%              7/1/02       1,575        1,610
American General Finance Corp.                                         8.00%             2/15/00      11,700       12,091
American General Finance Corp.                                         8.50%             8/15/98         700          718
Associates Corp.                                                       6.25%             3/15/99       7,500        7,498
Associates Corp.                                                      6.625%             5/15/01       3,300        3,295
Associates Corp.                                                      6.625%             6/15/05       1,000          973
Associates Corp.                                                       7.25%             5/15/98       4,800        4,856
Associates Corp.                                                       7.50%             5/15/99       3,700        3,775
Associates Corp.                                                       7.50%             4/15/02       4,800        4,932
Associates Corp.                                                      9.125%              4/1/00       1,000        1,063
AVCO Financial Services                                                5.50%              5/1/98         750          748
BankAmerica Corp.                                                      7.50%            10/15/02         400          411
BankAmerica Corp.                                                     7.625%             6/15/04       1,050        1,082
BankAmerica Corp.                                                     9.625%             2/13/01       1,100        1,202
BankAmerica Corp.                                                     10.00%              2/1/03       4,900        5,588
Barnett Banks, Inc.                                                    8.50%             1/15/07       5,000        5,434
Bear Stearns Co.                                                       6.50%             6/15/00         500          498
Bear Stearns Co.                                                      6.625%             1/15/04       3,150        3,072
Bear Stearns Co.                                                       6.75%             8/15/00       2,000        2,005
Camden Property Trust                                                  7.00%            11/15/06       4,250        4,118
Chase Manhattan Corp.                                                  8.50%             2/15/02      10,000       10,654
Chase Manhattan Corp.                                                10.375%             3/15/99       3,000        3,196
Chemical Banking Corp.                                                 7.25%             9/15/02         500          509
Chrysler Finance Corp.                                                5.375%            10/15/98         850          842
Chrysler Finance Corp.                                                5.625%             1/15/99       2,725        2,703
Chrysler Finance Corp.                                                5.875%              2/7/01       3,500        3,410
Chrysler Finance Corp.                                                 6.50%             6/15/98       4,000        4,020
Chrysler Finance Corp.                                                6.625%             8/15/00       3,050        3,051
CIT Group Holdings                                                    6.625%             6/15/05       7,900        7,689
Citicorp                                                              8.625%             12/1/02       2,000        2,157
Citicorp                                                               9.75%              8/1/99       4,000        4,257
Comerica, Inc.                                                        7.125%             12/1/13       5,000        4,768
Commercial Credit Corp.                                                5.90%              9/1/03         550          522
CoreStates Capital Corp.                                              6.625%             3/15/05       6,900        6,701
CoreStates Capital Corp.                                              9.375%             4/15/03       1,250        1,393
Countrywide Funding                                                    8.25%             7/15/02       3,750        3,954
Dean Witter Discover & Co.                                             6.75%             8/15/00       4,000        4,018
Dean Witter Discover & Co.                                             6.75%            10/15/13         800          744
Dean Witter Discover & Co.                                            6.875%              3/1/03       1,600        1,597
Fifth Third Bancorp                                                    6.75%             7/15/05       5,000        4,897
First Bank N.A.                                                        7.55%             6/15/04      10,000       10,281
First Bank System                                                     7.625%              5/1/05       5,000        5,168
First Chicago Corp.                                                   6.375%             1/30/09       5,000        4,648
First Chicago Corp.                                                   6.875%             6/15/03       5,000        4,980
First Chicago Corp.                                                   7.625%             1/15/03       2,400        2,474
First Chicago Corp.                                                    9.25%            11/15/01       1,225        1,336
First Chicago Corp.                                                   10.25%              5/1/01       2,750        3,067
First Fidelity Bancorp                                                9.625%             8/15/99         700          744
First Interstate Bancorp                                              8.625%              4/1/99       8,295        8,599
First Interstate Bancorp                                             10.875%             4/15/01       2,750        3,121

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
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                           COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                      8.00%            11/15/02  $      100   $      105
First Union Corp.                                                     8.125%             6/24/02       2,900        3,049
Fleet Financial Group, Inc.                                           6.875%              3/1/03         500          498
Fleet Financial Group, Inc.                                           7.125%             4/15/06       5,700        5,663
Fleet Financial Group, Inc.                                            7.25%              9/1/99       1,000        1,016
Fleet/Norstar Group                                                   8.125%              7/1/04       4,600        4,861
Ford Motor Credit Corp.                                                6.75%             5/15/05       1,385        1,355
Ford Motor Credit Corp.                                                9.00%             9/15/01       5,000        5,395
Ford Motor Credit Corp.                                               9.375%            12/15/97         125          127
General Electric Capital Corp.                                         8.30%             9/20/09         275          304
General Motors Acceptance Corp.                                       6.625%             10/1/02       5,800        5,729
General Motors Acceptance Corp.                                       7.125%              6/1/99       2,950        2,991
General Motors Acceptance Corp.                                        8.00%             10/1/99       3,000        3,094
General Motors Acceptance Corp.                                        8.40%            10/15/99       4,190        4,362
General Motors Acceptance Corp.                                        8.50%              1/1/03       5,500        5,906
General Motors Acceptance Corp.                                       8.625%             6/15/99       4,250        4,424
General Motors Acceptance Corp.                                       9.625%            12/15/01       1,000        1,105
Great Western Finance                                                 6.125%             6/15/98      10,100       10,108
Great Western Finance                                                 6.375%              7/1/00      16,100       15,963
Great Western Finance                                                 8.625%             12/1/98       2,275        2,347
Household Finance Corp.                                                6.45%              2/1/09       2,430        2,264
Household Finance Corp.                                                7.65%             5/15/07       3,250        3,348
Household Finance Corp.                                                7.75%              6/1/99       1,000        1,024
Household Finance Corp.                                                8.95%             9/15/99       3,000        3,148
Lehman Brothers Holdings                                              6.625%            11/15/00       7,861        7,820
Lehman Brothers Holdings                                               6.90%             1/29/01      10,800       10,817
Lehman Brothers Holdings                                              8.375%             2/15/99       5,400        5,559
Mellon Bank                                                            6.75%              6/1/03       2,775        2,744
Mellon Financial Corp.                                                7.625%            11/15/99         850          871
Merrill Lynch & Co., Inc.                                              6.50%              4/1/01      18,000       17,882
Merrill Lynch & Co., Inc.                                              7.00%             3/15/06         300          298
Merrill Lynch & Co., Inc.                                              8.00%              2/1/02       2,600        2,723
Merrill Lynch & Co., Inc.                                              8.30%             11/1/02       2,735        2,913
Merrill Lynch & Co., Inc.                                              9.00%              5/1/98       2,450        2,512
NAC Re Corp.                                                           7.15%            11/15/05       1,500        1,483
National City Corp.                                                    7.20%             5/15/05      10,000       10,066
NationsBank Corp.                                                      6.50%             3/15/06       5,000        4,800
NationsBank Corp.                                                     6.875%             2/15/05         580          574
NationsBank Corp.                                                      7.00%             9/15/01       1,800        1,816
NationsBank Corp.                                                      7.25%            10/15/25       1,625        1,544
NationsBank Corp.                                                      7.75%             8/15/04       5,000        5,198
NationsBank Texas                                                      6.75%             8/15/00       9,600        9,646
NCNB Corp.                                                             9.50%              6/1/04       1,725        1,954
Norwest Financial, Inc.                                                6.25%             11/1/02       1,000          976
Norwest Financial, Inc.                                                6.65%            10/15/23          40           36
Norwest Financial, Inc.                                               7.875%             2/15/02       1,000        1,044
Orion Capital Corp.                                                    7.25%             7/15/05       9,200        9,123
Orion Capital Corp.                                                   9.125%              9/1/02       3,921        4,268
Paine Webber Group, Inc.                                               6.50%             11/1/05         500          472
Paine Webber Group, Inc.                                               7.00%              3/1/00       4,350        4,378
Paine Webber Group, Inc.                                              7.875%             2/15/03       2,250        2,317
Pitney Bowes Credit Corp.                                              9.25%             6/15/08       2,000        2,339
Realty Income Corp.                                                    7.75%              5/6/07       3,000        3,050
Republic New York Corp.                                                7.75%             5/15/02       3,000        3,114
Republic New York Corp.                                                7.75%             5/15/09       4,300        4,495
Republic New York Corp.                                                9.70%              2/1/09       5,000        5,995
Salomon, Inc.                                                          6.50%              3/1/00      15,000       14,897
Salomon, Inc.                                                          6.70%             12/1/98       3,000        3,015
Sears, Roebuck & Co. Acceptance Corp.                                 6.125%             1/15/06       4,500        4,235
Security Capital Pacific Trust                                         8.05%              4/1/17       4,300        4,417

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                                         7.50%             4/25/04  $    3,000   $    3,049
Smith Barney Holdings, Inc.                                            5.50%             1/15/99       5,000        4,950
Smith Barney Holdings, Inc.                                           5.875%              2/1/01      13,200       12,838
Smith Barney Holdings, Inc.                                            6.50%            10/15/02         300          295
Smith Barney Holdings, Inc.                                           6.625%              6/1/00      10,000        9,997
Smith Barney Holdings, Inc.                                            7.00%             5/15/00       6,000        6,057
Smith Barney Holdings, Inc.                                            7.98%              3/1/00       2,000        2,066
Summit Bancorp                                                        8.625%            12/10/02       5,000        5,371
SunTrust Banks, Inc.                                                   6.00%             2/15/26       5,000        4,664
SunTrust Banks, Inc.                                                  7.375%              7/1/02       5,000        5,120
SunTrust Banks, Inc.                                                  7.375%              7/1/06       5,000        5,086
SunTrust Banks, Inc.                                                  8.875%              2/1/98         115          117
Travelers/Aetna Property Casualty Corp.                                6.75%             4/15/01       9,000        9,008
Travelers/Aetna Property Casualty Corp.                                7.75%             4/15/26       1,000        1,011
U.S. Leasing International                                            6.625%             5/15/03         195          192
United Dominion Realty Trust, Inc.                                     7.25%             1/15/07       3,500        3,499
USF&G Corp.                                                           7.125%              6/1/05         600          596
Wachovia Corp.                                                        6.375%             4/15/03         110          108
Wachovia Corp.                                                         6.80%              6/1/05      10,000        9,874
Wachovia Corp.                                                         7.00%            12/15/99         600          607
Wells Fargo & Co.                                                     6.125%             11/1/03       5,000        4,785
Wells Fargo & Co.                                                     6.875%              4/1/06       6,400        6,288
                                                                                                               ----------
                                                                                                                  531,926
                                                                                                               ----------
INDUSTRIAL (8.3%)
Amoco Canada Petroleum Co.                                             6.75%             2/15/05         145          144
Anheuser-Busch Cos., Inc.                                              7.10%             6/15/07       5,050        5,066
Anheuser-Busch Cos., Inc.                                             7.375%              7/1/23         800          778
Anheuser-Busch Cos., Inc.                                             8.625%             12/1/16       1,245        1,301
Applied Materials, Inc.                                                8.00%              9/1/04       1,625        1,709
Archer-Daniels-Midland Co.                                             6.25%             5/15/03       1,000          975
Archer-Daniels-Midland Co.                                            8.875%             4/15/11       3,745        4,339
Auburn Hills                                                          12.00%              5/1/20         970        1,444
C.R. Bard, Inc.                                                        6.70%             12/1/26       7,350        7,138
Baxter International, Inc.                                             9.25%            12/15/99         100          106
Black & Decker Corp.                                                  6.625%            11/15/00      11,000       10,942
Black & Decker Corp.                                                   7.50%              4/1/03      17,200       17,528
The Boeing Co.                                                         8.75%             8/15/21       1,800        2,088
Bowater, Inc.                                                         9.375%            12/15/21       3,000        3,548
BP America, Inc.                                                      9.375%             11/1/00       1,500        1,625
Burlington Northern Santa Fe Corp.                                    6.375%            12/15/05       6,750        6,425
Burlington Northern Santa Fe Corp.                                    6.875%             2/15/16       2,900        2,718
Burlington Northern Santa Fe Corp.                                     7.00%            12/15/25       2,350        2,185
CSX Corp.                                                             8.625%             5/15/22         875          964
CSX Corp.                                                              9.00%             8/15/06         700          786
Caterpillar, Inc.                                                      9.00%             4/15/06       1,600        1,801
Chrysler Corp.                                                         7.45%            2/1/2097       4,375        4,257
Chrysler Corp.                                                        10.40%              8/1/99       3,550        3,561
Conrail Corp.                                                          9.75%             6/15/20       1,680        2,064
Cyprus Amax Minerals Co.                                              7.375%             5/15/07       6,000        6,020
Deere & Co.                                                            8.50%              1/9/22         985        1,098
Delta Airlines, Inc. (Equipment Trust Certificates)                    8.54%              1/2/07       3,965        4,196
Dow Chemical Co.                                                       8.50%              6/8/10       2,500        2,769
Eastman Chemical Co.                                                  6.375%             1/15/04       5,525        5,356
Eastman Chemical Co.                                                   7.25%             1/15/24       3,700        3,543
Falconbridge Ltd.                                                      7.35%             11/1/06       1,000        1,006
Federal Express Corp.                                                 10.00%              9/1/98       1,500        1,561
Ford Capital BV                                                        9.00%             8/15/98       6,300        6,495
Ford Capital BV                                                       9.125%              5/1/98       6,500        6,668
Ford Capital BV                                                        9.50%              7/1/01       1,925        2,107

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                           COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Ford Capital BV                                                        9.50%              6/1/10  $      825   $      978
Ford Capital BV                                                       9.875%             5/15/02       1,250        1,406
Ford Holdings                                                          9.25%              3/1/00       5,900        6,270
Ford Motor Corp.                                                       7.50%            11/15/99       2,000        2,046
Ford Motor Corp.                                                       9.95%             2/15/32         835        1,070
Fortune Brands                                                        7.875%             1/15/23       1,900        1,959
Gannett Co.                                                            5.25%              3/1/98         190          190
Gannett Co.                                                            5.85%              5/1/00       1,000          982
General Motors Corp.                                                   7.00%             6/15/03       2,000        2,014
General Motors Corp.                                                  9.125%             7/15/01       7,900        8,560
General Motors Corp.                                                  9.625%             12/1/00       9,050        9,864
W.R. Grace & Co.                                                       7.40%              2/1/00       6,700        6,828
W.R. Grace & Co.                                                       7.75%             10/1/02         500          518
W.R. Grace & Co.                                                       8.00%             8/15/04      11,950       12,520
H.J. Heinz Co.                                                        6.875%             1/15/03         100          101
HNG Internorth                                                        9.625%             3/15/06       4,680        5,415
International Business Machines Corp.                                 6.375%             11/1/97         100          100
International Business Machines Corp.                                 6.375%             6/15/00         500          497
International Business Machines Corp.                                 7.125%           12/1/2096       5,525        5,231
International Paper Co.                                               7.875%              8/1/06       2,265        2,386
Kellogg Co.                                                            5.90%             7/15/97         120          120
Kroger Co.                                                             8.15%             7/15/06       2,700        2,862
Lockheed Martin Corp.                                                  6.85%             5/15/01         500          500
Lockheed Martin Corp.                                                  7.65%              5/1/16       5,000        5,062
May Department Stores Co.                                              9.75%             5/16/04       1,680        2,030
May Department Stores Co.                                             9.875%             12/1/02       1,775        2,009
McDonald's Corp.                                                       6.75%             2/15/03         945          940
MedPartners Inc.                                                      7.375%             10/1/06       3,950        3,963
Mobil Corp.                                                           7.625%             2/23/33         920          897
News America Holdings                                                  7.50%              3/1/00       1,100        1,121
News America Holdings                                                  8.00%            10/17/16       9,750        9,612
News America Holdings                                                  8.50%             2/15/05       1,600        1,704
News America Holdings                                                 9.125%            10/15/99      14,600       15,359
Norfolk Southern Corp.                                                6.875%              5/1/01      21,375       21,502
Norfolk Southern Corp.                                                 7.70%             5/15/17       1,750        1,790
Norfolk Southern Corp.                                                 7.90%           5/15/2097       1,750        1,801
Northrop Grumman Corp.                                                 7.00%              3/1/06      15,700       15,445
Occidental Petroleum Corp.                                             8.50%             11/9/01      14,750       15,532
Occidental Petroleum Corp.                                             8.50%             9/15/04       2,500        2,577
Occidental Petroleum Corp.                                             9.25%              8/1/19       1,750        2,087
Occidental Petroleum Corp.                                           10.125%            11/15/01       7,000        7,807
J.C. Penney & Co., Inc.                                               6.125%            11/15/03       2,000        1,917
J.C. Penney & Co., Inc.                                               6.875%             6/15/99       3,000        3,029
J.C. Penney & Co., Inc.                                               7.125%            11/15/23       1,855        1,750
J.C. Penney & Co., Inc.                                                9.05%              3/1/01         625          673
PepsiCo, Inc.                                                          6.25%              9/1/99         500          499
Petro-Canada                                                          7.875%             6/15/26      10,000       10,361
Philip Morris Cos., Inc.                                               6.00%             7/15/01         110          106
Philip Morris Cos., Inc.                                               8.25%            10/15/03       1,900        2,004
Phillips Petroleum Co.                                                 8.49%              1/1/23       3,000        3,111
Phillips Petroleum Co.                                                 9.00%              6/1/01       3,400        3,649
Praxair, Inc.                                                          6.75%              3/1/03       1,000          992
Praxair, Inc.                                                          6.90%             11/1/06      10,750       10,651
Quaker State Corp.                                                    6.625%            10/15/05       3,275        3,158
Rockwell International                                                8.875%             9/15/99         110          116
Rohm & Haas Co.                                                        9.80%             4/15/20       5,000        6,037
Seagate Technology, Inc.                                               7.45%              3/1/37       8,875        8,891
Sears, Roebuck & Co.                                                   6.25%             1/15/04       1,200        1,156
Sears, Roebuck & Co.                                                   6.50%             6/15/00      18,185       18,128
Sears, Roebuck & Co.                                                  9.375%             11/1/11       1,845        2,206

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc.                                                          8.20%            11/15/99  $   12,500   $   12,933
Tenneco, Inc.                                                        10.075%              2/1/01       5,150        5,686
Texaco Capital Corp.                                                   7.50%              3/1/43         850          831
Texaco Capital Corp.                                                   8.25%             10/1/06       1,000        1,089
Texaco Capital Corp.                                                  8.875%              9/1/21         705          819
Texaco Capital Corp.                                                   9.00%            12/15/99         300          317
Texas Instruments Inc.                                                6.125%              2/1/06       6,300        5,939
Union Carbide Corp.                                                    6.75%              4/1/03       3,500        3,463
Union Carbide Corp.                                                    7.75%           10/1/2096         800          797
Union Carbide Corp.                                                   7.875%              4/1/23       4,755        4,849
Union Oil of California                                                7.20%             5/15/05       5,000        5,063
Union Oil of California                                               9.125%             2/15/06       2,935        3,322
Union Pacific Corp.                                                   8.625%             5/15/22       2,865        3,065
United Technologies Corp.                                             8.875%            11/15/19       5,000        5,760
Whirlpool Corp.                                                        9.00%              3/1/03       2,250        2,460
Whirlpool Corp.                                                        9.10%              2/1/08         940        1,072
                                                                                                               ----------
                                                                                                                  443,865
                                                                                                               ----------
UTILITIES (3.3%)
Alabama Power Co.                                                      6.00%              3/1/00       1,950        1,926
Alabama Power Co.                                                      8.75%             12/1/21       1,147        1,185
Arizona Public Service Co.                                             7.25%              8/1/23       2,150        2,027
AT&T Corp.                                                            7.125%             1/15/02       1,100        1,116
AT&T Corp.                                                             8.35%             1/15/25       2,350        2,455
Baltimore Gas & Electric Co.                                          8.375%             8/15/01       5,570        5,897
Carolina Power & Light Co.                                            6.875%             8/15/23       2,550        2,334
Carolina Power & Light, Co.                                            8.20%              7/1/22         110          113
Cincinnati Gas & Electric Co.                                          6.45%             2/15/04       1,000          973
Coastal Corp.                                                          7.75%            10/15/35       6,600        6,603
Coastal Corp.                                                         8.125%             9/15/02       1,300        1,367
Coastal Corp.                                                         9.625%             5/15/12       5,000        5,980
Consolidated Edison Co. of New York, Inc.                             6.375%              4/1/03       5,000        4,870
Consolidated Edison Co. of New York, Inc.                             6.625%              2/1/02       1,000          994
Enron Corp.                                                           6.875%            10/15/07      10,000        9,748
Enron Corp.                                                           7.125%             5/15/07       6,100        6,070
Enron Corp.                                                           7.625%             9/10/04       2,000        2,069
Enron Corp.                                                            9.65%             5/15/01       4,150        4,534
GTE Corp.                                                              7.83%              5/1/23       4,000        3,966
GTE Corp.                                                              8.75%             11/1/21         750          847
GTE Corp.                                                              9.10%              6/1/03         225          249
GTE Florida, Inc.                                                      6.31%            12/15/02       5,000        4,894
Houston Lighting & Power Co.                                           8.75%              3/1/22       1,050        1,115
Illinois Power Co.                                                     7.50%             7/15/25       4,200        3,977
MCI Communications Corp.                                               7.50%             8/20/04       4,050        4,196
MCI Communications Corp.                                               7.75%             3/23/25       4,650        4,652
Michigan Bell Telephone Co.                                           6.375%              2/1/05         155          149
Michigan Bell Telephone Co.                                            7.50%             2/15/23       2,510        2,461
New England Telephone & Telegraph Co.                                 6.875%             10/1/23         890          817
New England Telephone & Telegraph Co.                                 8.625%              8/1/01       2,000        2,137
New England Telephone & Telegraph Co.                                  9.00%              8/1/31       3,750        4,057
New Jersey Bell Telephone Co.                                         6.625%              4/1/08         190          182
New York Telephone Co.                                                 7.00%             8/15/25       1,925        1,778
New York Telephone Co.                                                 7.25%             2/15/24       5,000        4,743
New York Telephone Co.                                                 7.75%            12/15/06         120          121
Northern States Power Co.                                             7.125%              7/1/25       5,000        4,853
Northern Telecom Ltd.                                                 6.875%              9/1/23       4,565        4,227
Pacific Bell Telephone Co.                                             7.00%             7/15/04       2,275        2,290
Pacific Bell Telephone Co.                                             7.25%              7/1/02         250          255
Pacific Gas & Electric Co.                                             6.25%              8/1/03       5,000        4,855
Pacific Gas & Electric Co.                                             6.75%             10/1/23         150          136
Pacific Gas & Electric Co.                                             8.25%             11/1/22       5,000        5,176

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                           COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.                                            8.375%              5/1/25  $    5,000   $    5,159
Pacific Gas & Electric Co.                                             8.75%              1/1/01       2,000        2,129
Pennsylvania Power & Light Co.                                         6.50%              4/1/05         135          131
Public Service Electric & Gas Co.                                      6.50%              5/1/04         170          166
South Carolina Electric & Gas                                          9.00%             7/15/06         145          164
Southern Bell Telephone Co.                                           7.625%             3/15/13       4,950        4,858
Southern California Edison Co.                                        6.375%             1/15/06       5,350        5,126
Southern California Edison Co.                                         6.75%             1/15/00         600          603
Southern California Gas                                               7.375%              3/1/23         120          116
Southwestern Bell Telephone Co.                                        7.25%             7/15/25      10,650       10,190
Southwestern Bell Telephone Co.                                       7.625%             10/1/13       1,620        1,597
Southwestern Bell Telephone Co.                                       7.625%              3/1/23       8,355        8,261
Texas Utilities Co.                                                    5.75%              7/1/98       1,200        1,196
Texas Utilities Co.                                                   7.375%              8/1/01       2,800        2,857
Texas Utilities Co.                                                   7.875%              3/1/23       2,975        2,949
Texas Utilities Co.                                                    8.25%              4/1/04       3,250        3,466
Texas Utilities Co.                                                    8.75%             11/1/23         180          190
U S WEST Communications Group                                         6.875%             9/15/33         165          147
Union Electric Power Co.                                               6.75%              5/1/08          40           39
Union Electric Power Co.                                               7.65%             7/15/03       2,000        2,079
Virginia Electric & Power Co.                                         6.625%              4/1/03       2,300        2,278
Wisconsin Electric Power Co.                                           7.70%            12/15/27          65           65
                                                                                                               ----------
                                                                                                                  176,160
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $1,318,749)                                                                                           1,319, 331
-------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(3.2%)
-------------------------------------------------------------------------------------------------------------------------
Province of Alberta                                                    9.20%             11/1/97         145          147
Province of Alberta                                                    9.25%              4/1/00       5,075        5,428
Asian Development Bank                                                9.125%              6/1/00         740          791
Bayerische Landesbank                                                 7.375%            12/14/02         145          149
British Aerospace                                                      8.50%             6/10/02       3,000        3,187
British Columbia Hydro                                                12.50%              9/1/13         400          443
Province of British Columbia                                           7.00%             1/15/03       2,550        2,589
European Investment Bank                                             10.125%             10/1/00         125          138
Finland Global Bond                                                    6.75%            11/24/97         200          201
Finland Global Bond                                                   7.875%             7/28/04      10,300       10,971
Grand Metropolitan Investment Corp.                                    9.00%             8/15/11       2,225        2,577
Hanson Overseas                                                       7.375%             1/15/03       6,500        6,623
Inter-American Development Bank                                       7.125%             3/15/23         975          928
Inter-American Development Bank                                        8.50%             3/15/11       2,705        3,073
International Bank for Reconstruction & Development                    9.25%             7/15/17       1,615        1,988
KFW International Finance, Inc.                                        7.20%             3/15/14       3,550        3,565
KFW International Finance, Inc.                                       7.625%             2/15/04       7,025        7,341
KFW International Finance, Inc.                                        8.85%             6/15/99       1,025        1,073
KFW International Finance, Inc.                                       9.125%             5/15/01       2,400        2,604
Korean Development Bank                                                6.25%              5/1/00       5,000        4,937
Korean Development Bank                                               6.625%            11/21/03      11,100       10,799
Korean Development Bank                                                7.00%             7/15/99       1,300        1,313
Korean Development Bank                                                7.25%             5/15/06       6,250        6,211
Province of Manitoba                                                  6.125%             1/19/04       6,500        6,276
Province of Manitoba                                                   7.75%              2/1/02       3,600        3,747
Province of Manitoba                                                   8.75%             5/15/01       5,700        6,108
Province of Manitoba                                                   9.25%              4/1/20       2,645        3,187
Province of Manitoba                                                   9.50%             10/1/00       1,560        1,691
Province of Manitoba                                                  9.625%             3/15/99       2,500        2,637
Province of Manitoba                                                  9.625%             12/1/18       3,500        4,345
National Westminster Bancorp Inc.                                     9.375%            11/15/03       2,800        3,148

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick                                              6.75%             8/15/13  $      210   $      201
Province of New Brunswick                                              8.75%              5/1/22       1,850        2,140
New Zealand Government                                                 8.75%            12/15/06       1,175        1,332
New Zealand Government                                               10.625%            11/15/05         400          497
Province of Newfoundland                                               7.32%            10/13/23       8,050        7,789
Noranda, Inc.                                                          7.50%             7/15/03       6,825        6,970
Province of Ontario                                                   7.375%             1/27/03         915          943
Province of Ontario                                                    7.75%              6/4/02       1,175        1,229
Republic of Portugal                                                   5.75%             10/8/03      14,650       13,981
Province of Saskatchewan                                              7.125%             3/15/08       1,200        1,208
Province of Saskatchewan                                              7.375%             7/15/13       1,800        1,808
Province of Saskatchewan                                               8.00%             7/15/04      15,950       16,913
Sweden Global Bond                                                     6.50%              3/4/03         145          144
Kingdom of Thailand                                                    8.25%             3/15/02       8,100        8,499
Tokyo Metro Government                                               10.375%            10/20/97         135          137
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $171,755)                                                                                                172,006
-------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.6%)
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account
   (COST $35,202)                                                      5.93%              7/1/97      35,202       35,202
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.3%)
   (COST $5,293,812)                                                                                            5,334,999
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.7%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Notes B and F                                                                                       164,487
Liabilities--Note F                                                                                              (128,322)
                                                                                                               ----------
                                                                                                                   36,165
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                              $5,371,164
-------------------------------------------------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT
                                                                                                                    (000)
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                               $5,347,275
 Undistributed Net Investment Income                                                                                   --
 Accumulated Net Realized Losses                                                                                  (17,298)
 Unrealized Appreciation--Note E                                                                                   41,187
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                    $5,371,164
=========================================================================================================================

 Investor Shares--Net Assets Applicable to 418,436,593 outstanding $.001 par value shares**                    $4,102,522
-------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                                         $9.80
=========================================================================================================================

 Institutional Shares--Net Assets Applicable to 129,395,097 outstanding $.001 par value shares**               $1,268,642
-------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                                                                    $9.80
=========================================================================================================================

**Authorized 1,250,000,000 shares for Total Bond Market Portfolio.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
SHORT-TERM BOND PORTFOLIO                                             COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (79.1%)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (78.8%)
U.S. Treasury Notes                                                    4.75%             8/31/98  $    1,575   $    1,555
U.S. Treasury Notes                                                   5.125%    6/30/98-11/30/98       9,200        9,100
U.S. Treasury Notes                                                    5.25%             7/31/98       3,925        3,902
U.S. Treasury Notes                                                    5.50%            11/15/98      10,800       10,735
U.S. Treasury Notes                                                   5.625%   11/30/98-11/30/00      18,825       18,458
U.S. Treasury Notes                                                    6.25%     8/31/00-1/31/02      41,375       41,172
U.S. Treasury Notes                                                   6.375%     5/15/99-3/31/01      29,350       29,473
U.S. Treasury Notes                                                   6.625%     6/30/01-3/31/02       7,275        7,340
U.S. Treasury Notes                                                    6.75%     5/31/99-6/30/99      11,975       12,125
U.S. Treasury Notes                                                   6.875%     7/31/99-3/31/00       6,450        6,548
U.S. Treasury Notes                                                    7.00%             4/15/99       7,050        7,163
U.S. Treasury Notes                                                    7.50%   10/31/99-11/15/01      24,750       25,746
U.S. Treasury Notes                                                    7.75%    11/30/99-2/15/01      22,710       23,538
U.S. Treasury Notes                                                   7.875%    11/15/99-8/15/01      13,000       13,701
U.S. Treasury Notes                                                    8.00%             8/15/99      36,950       38,316
U.S. Treasury Notes                                                    8.25%             7/15/98      17,795       18,223
U.S. Treasury Notes                                                    8.50%             2/15/00       2,350        2,478
U.S. Treasury Notes                                                    8.75%             8/15/00      35,975       38,475
U.S. Treasury Notes                                                   8.875%    11/15/98-2/15/99      42,540       44,191
U.S. Treasury Notes                                                   9.125%             5/15/99         950        1,001
                                                                                                               ----------
                                                                                                                  353,240
                                                                                                               ----------
AGENCY NOTES (0.3%)
Federal National Mortgage Assn.                                        4.95%             9/30/98         700          691
Federal National Mortgage Assn.                                        5.35%             8/12/98         700          696
                                                                                                               ----------
                                                                                                                    1,387
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $353,675)                                                                                                354,627
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (17.8%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.3%)
Chase Manhattan Credit Card Master Trust                               7.40%             5/15/00          75           75
Discover Card Master Trust                                             5.40%            11/16/01       3,150        3,123
First Chicago Master Trust                                             6.25%             8/15/99         200          200
First Deposit Master Trust                                             5.75%             6/15/01       2,500        2,502
First Deposit Master Trust                                             6.05%             8/15/02       2,500        2,504
Sears Credit Card Master Trust                                         7.25%             7/16/01         433          436
Sears Credit Card Master Trust                                         8.10%             6/15/04       2,500        2,610
Standard Credit Card Master Trust                                      6.80%              4/7/01         650          655
Standard Credit Card Master Trust                                     7.875%              1/7/00       2,500        2,557
                                                                                                               ----------
                                                                                                                   14,662
                                                                                                               ----------
FINANCE (7.7%)
American General Finance Corp.                                        5.875%              7/1/00         450          441
American General Finance Corp.                                         8.00%             2/15/00       1,400        1,447
American General Finance Corp.                                         8.50%             8/15/98         300          308
Associates Corp.                                                       6.25%             3/15/99         500          500
Associates Corp.                                                       7.25%             5/15/98         200          202
Associates Corp.                                                      9.125%              4/1/00       1,000        1,063
AVCO Financial Services                                                5.50%              5/1/98         250          249
BankAmerica Corp.                                                     9.625%             2/13/01         400          437
Bear Stearns Co.                                                      7.625%             4/15/00         750          769
The Chase Manhattan Corp.                                              7.75%             11/1/99         135          139
Chrysler Finance Corp.                                                5.375%            10/15/98         400          397
Chrysler Finance Corp.                                                5.625%             1/15/99         350          347
Chrysler Finance Corp.                                                 6.50%             6/15/98         250          251
Chrysler Finance Corp.                                                6.625%             8/15/00         450          450
Citicorp                                                               9.75%              8/1/99       1,000        1,064
Dean Witter, Discover & Co.                                            6.25%             3/15/00         210          208

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
First Chicago Corp.                                                   9.875%             8/15/00  $      150   $      163
First Chicago Corp.                                                   10.25%              5/1/01         250          279
First Fidelity Bancorp                                                9.625%             8/15/99         800          850
First Interstate Bancorp                                              8.625%              4/1/99         900          933
First Interstate Bancorp                                             10.875%             4/15/01         250          284
General Motors Acceptance Corp.                                       7.125%              6/1/99         500          507
General Motors Acceptance Corp.                                       8.625%             6/15/99         750          781
Great Western Finance                                                 6.125%             6/15/98       1,500        1,501
Great Western Finance                                                 6.375%              7/1/00       2,000        1,983
International Lease Finance Corp.                                      6.20%              5/1/00       3,000        2,968
Lehman Brothers Holdings                                               6.90%             1/29/01       2,000        2,003
Manufacturers Hanover Corp.                                            8.50%             2/15/99         900          930
Mellon Financial Corp.                                                 6.50%             12/1/97         300          301
Mellon Financial Corp.                                                7.625%            11/15/99         600          615
Merrill Lynch & Co., Inc.                                              6.50%              4/1/01       2,000        1,987
Merrill Lynch & Co., Inc.                                              9.00%              5/1/98         300          308
NationsBank Corp.                                                      7.00%             9/15/01       1,500        1,513
NationsBank Texas                                                      6.75%             8/15/00         700          703
PaineWebber Group, Inc.                                                7.00%              3/1/00       1,450        1,459
Salomon, Inc.                                                          6.70%             12/1/98       1,500        1,508
Smith Barney Holdings, Inc.                                            5.50%             1/15/99         500          495
Smith Barney Holdings, Inc.                                           5.625%            11/15/98         700          695
Smith Barney Holdings, Inc.                                           5.875%              2/1/01         700          681
Smith Barney Holdings, Inc.                                            7.98%              3/1/00       1,000        1,033
SunTrust Banks, Inc.                                                  8.875%              2/1/98         500          509
Travelers/Aetna Property Casualty Corp.                                6.75%             4/15/01       1,000        1,001
                                                                                                               ----------
                                                                                                                   34,262
                                                                                                               ----------
INDUSTRIAL (6.3%)
Black & Decker Corp.                                                  6.625%            11/15/00       1,000          995
Chrysler Corp.                                                        10.40%              8/1/99         350          351
Federal Express Corp.                                                 10.00%              9/1/98         600          624
Ford Capital BV                                                        9.00%             8/15/98         535          552
Ford Capital BV                                                       9.125%              5/1/98       1,215        1,246
Ford Capital BV                                                        9.50%              7/1/01         675          739
Ford Holdings                                                          9.25%              3/1/00       1,000        1,063
General Motors Corp.                                                  9.125%             7/15/01       1,000        1,084
General Motors Corp.                                                  9.625%             12/1/00       1,100        1,199
W.R. Grace & Co.                                                       7.40%              2/1/00       1,550        1,580
Kimberly-Clark                                                        8.625%              5/1/01         100          107
Mobil Corp.                                                           8.375%             2/12/01       2,238        2,367
News America Holdings                                                  7.50%              3/1/00         400          408
News America Holdings                                                 9.125%            10/15/99       2,900        3,051
Norfolk Southern Corp.                                                6.875%              5/1/01       5,250        5,281
Occidental Petroleum Corp.                                             8.50%             11/9/01         500          527
J.C. Penney & Co., Inc.                                               6.875%             6/15/99         750          757
J.C. Penney & Co., Inc.                                                9.05%              3/1/01         375          404
Phillips Petroleum Co.                                                 9.00%              6/1/01       2,000        2,146
Praxair, Inc.                                                          6.25%             6/30/00       1,250        1,235
Sears, Roebuck & Co.                                                   6.50%             6/15/00       1,500        1,495
Tenneco, Inc.                                                          8.20%            11/15/99         350          362
Texaco Capital Corp.                                                   9.00%            11/15/97         105          106
Texaco Capital Corp.                                                   9.00%            12/15/99         700          740
                                                                                                               ----------
                                                                                                                   28,419
                                                                                                               ----------
UTILITIES (0.5%)
Alabama Power Co.                                                      6.00%              3/1/00       1,050        1,037
Public Service of Colorado                                             6.00%              1/1/01       1,000          978
Texas Utilities Co.                                                    5.75%              7/1/98         300          299
                                                                                                               ----------
                                                                                                                    2,314
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $79,702)                                                                                                  79,657
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
SHORT-TERM BOND PORTFOLIO                                             COUPON                DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(1.1%)
--------------------------------------------------------------------------------------------------------------------------
Asian Development Bank                                                9.125%              6/1/00  $      700   $      749
KFW International Finance, Inc.                                       9.125%             5/15/01         400          434
Province of Manitoba                                                   8.75%             5/15/01       1,500        1,607
Province of Manitoba                                                   9.50%             10/1/00         450          488
Province of Manitoba                                                  9.625%             3/15/99         500          527
National Westminster Bancorp Inc.                                      9.45%              5/1/01         250          272
Kingdom of Thailand                                                    8.25%             3/15/02       1,000        1,049
--------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $5,097)                                                                                                    5,126
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account
   (COST $951)                                                         5.93%              7/1/97         951          951
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.2%)
   (COST $439,425)                                                                                                440,361
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Notes B and F                                                                                        38,951
Liabilities--Note F                                                                                               (31,010)
                                                                                                               ----------
                                                                                                                    7,941
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------
Applicable to 45,286,195 outstanding $.001 par value shares
   (authorized 250,000,000 shares)                                                                               $448,302
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                           $9.90
=========================================================================================================================
*See Note A in Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                    $447,677        $9.89
 Undistributed Net Investment Income                                                                      --           --
 Accumulated Net Realized Losses                                                                        (311)        (.01)
 Unrealized Appreciation--Note E                                                                         936          .02
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                         $448,302        $9.90
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
INTERMEDIATE-TERM BOND PORTFOLIO                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (57.7%)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (54.2%)
U.S. Treasury Bonds                                                   10.00%             5/15/10      10,990       13,221
U.S. Treasury Bonds                                                  10.375%   11/15/09-11/15/12      85,215      105,154
U.S. Treasury Bonds                                                   10.75%             8/15/05      21,890       27,601
U.S. Treasury Inflation Indexed Note                                  3.375%             1/15/07      10,616       10,368
U.S. Treasury Notes                                                    5.75%             8/15/03      19,345       18,677
U.S. Treasury Notes                                                   5.875%             7/31/97       1,000        1,000
U.S. Treasury Notes                                                    6.25%     1/31/02-2/15/03      10,524       10,441
U.S. Treasury Notes                                                   6.375%     5/15/99-8/15/02      20,870       20,878
U.S. Treasury Notes                                                   6.875%             5/15/06      26,000       26,540
U.S. Treasury Notes                                                    7.00%             7/15/06      31,545       32,459
U.S. Treasury Notes                                                   7.125%             2/29/00         100          102
U.S. Treasury Notes                                                    7.25%     5/15/04-8/15/04      15,283       15,925
U.S. Treasury Notes                                                   7.875%            11/15/04      18,330       19,770
U.S. Treasury Notes                                                    8.75%            10/15/97         550          555
U.S. Treasury Notes                                                   8.875%            11/15/98       2,250        2,335
                                                                                                               ----------
                                                                                                                  305,026
                                                                                                               ----------
AGENCY NOTES (3.5%)
Federal Home Loan Mortgage Corp.                                      6.785%              3/1/06       4,500        4,371
Federal Home Loan Mortgage Corp.                                       7.09%              6/1/05       3,000        2,976
Federal National Mortgage Assn.                                        5.80%            12/10/03         900          862
Federal National Mortgage Assn.                                        6.25%             8/12/03       5,600        5,430
Federal National Mortgage Assn.                                        7.00%             8/12/02       2,900        2,877
Federal National Mortgage Assn.                                        7.55%             6/10/04       2,900        2,924
Tennessee Valley Authority                                            6.875%             1/15/02         200          201
                                                                                                               ----------
                                                                                                                   19,641
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $322,734)                                                                                                324,667
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (32.5%)
-------------------------------------------------------------------------------------------------------------------------
FINANCE (14.5%)
American General Finance Corp.                                         7.45%              7/1/02         425          435
Associates Corp.                                                       7.50%             4/15/02       2,400        2,466
BankAmerica Corp.                                                      6.20%             2/15/06       3,000        2,818
BankAmerica Corp.                                                      7.50%            10/15/02         400          411
BankAmerica Corp.                                                     7.625%             6/15/04         450          464
BankAmerica Corp.                                                      7.75%             7/15/02         250          260
BankAmerica Corp.                                                     10.00%              2/1/03         700          798
Bear Stearns Co.                                                      6.625%             1/15/04         350          341
Camden Property Trust                                                  7.00%            11/15/06       2,000        1,938
The Chase Manhattan Corp.                                             8.625%              5/1/02       1,000        1,072
Chemical Banking Corp.                                                 7.25%             9/15/02       3,565        3,631
CIT Group Holdings                                                    6.625%             6/15/05         350          341
Citicorp                                                              7.125%              6/1/03         135          136
Citicorp                                                              8.625%             12/1/02       1,500        1,618
Commercial Credit Corp.                                                5.90%              9/1/03         450          427
Commercial Credit Corp.                                               7.875%             7/15/04       2,000        2,095
CoreStates Capital Corp.                                              6.625%             3/15/05       2,400        2,331
CoreStates Capital Corp.                                              9.375%             4/15/03         500          557
Countrywide Funding                                                    8.25%             7/15/02         250          264
Dean Witter, Discover & Co.                                           6.875%              3/1/03         400          399
First Chicago Corp.                                                   7.625%             1/15/03         600          618
First Union Corp.                                                      8.00%            11/15/02       2,000        2,096
First Union Corp.                                                     8.125%             6/24/02       1,600        1,682
Fleet Financial Group, Inc.                                           6.875%              3/1/03         600          597
Fleet Financial Group, Inc.                                           7.125%             4/15/06       1,300        1,292
Fleet/Norstar Group                                                   8.125%              7/1/04         900          951
Ford Motor Credit Corp.                                               6.625%             6/30/03       3,000        2,956
Ford Motor Credit Corp.                                                8.20%             2/15/02         900          947

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
INTERMEDIATE-TERM BOND PORTFOLIO                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.                                        5.50%            12/15/01  $      750   $      711
General Motors Acceptance Corp.                                       6.625%             10/1/02       3,200        3,161
Household Finance Corp.                                               7.625%             1/15/03       3,500        3,604
Household Finance Corp.                                                7.65%             5/15/07         850          876
Mellon Bank                                                            6.75%              6/1/03         225          222
Merrill Lynch & Co., Inc.                                              8.00%              2/1/02         400          419
Merrill Lynch & Co., Inc.                                              8.30%             11/1/02         250          266
NAC Re Corp.                                                           7.15%            11/15/05       2,500        2,472
NationsBank Corp.                                                      6.50%             3/15/06       2,900        2,784
NationsBank Corp.                                                     6.875%             2/15/05         325          321
NationsBank Corp.                                                      7.75%             8/15/04         500          520
NationsBank Corp.                                                     8.125%             6/15/02       1,000        1,052
NCNB Corp.                                                             9.50%              6/1/04       2,000        2,265
Norwest Financial, Inc.                                                7.00%             1/15/03         110          111
Orion Capital Corp.                                                    7.25%             7/15/05         500          496
Orion Capital Corp.                                                   9.125%              9/1/02       3,000        3,265
Paine Webber Group, Inc.                                              7.875%             2/15/03         250          257
Realty Income Corp.                                                    7.75%              5/6/07       2,000        2,033
Republic New York Corp.                                                7.75%             5/15/02         700          727
Republic New York Corp.                                                7.75%             5/15/09       2,400        2,509
Sears Roebuck & Co. Acceptance Corp.                                   6.75%             9/15/05       3,000        2,937
Shurgard Storage Centers, Inc.                                         7.50%             4/25/04       3,000        3,049
Smith Barney Holdings, Inc.                                           6.875%             6/15/05       3,300        3,234
SunTrust Banks, Inc.                                                  7.375%              7/1/06       2,400        2,441
United Dominion Realty Trust, Inc.                                     7.25%             1/15/07       2,500        2,499
USF&G Corp.                                                           7.125%              6/1/05       2,400        2,384
Wells Fargo & Co.                                                     6.875%              4/1/06       3,000        2,948
                                                                                                               ----------
                                                                                                                   81,504
                                                                                                               ----------
INDUSTRIAL (12.8%)
Air Products & Chemicals, Inc.                                         6.25%             6/15/03         125          122
Anheuser-Busch Cos., Inc.                                              7.10%             6/15/07       3,000        3,009
Applied Materials, Inc.                                                8.00%              9/1/04         150          158
Archer-Daniels-Midland Co.                                             6.25%             5/15/03         250          244
C.R. Bard, Inc.                                                        6.70%             12/1/26       2,300        2,234
Black & Decker Corp.                                                   7.50%              4/1/03       4,500        4,586
Burlington Northern Santa Fe Corp.                                    6.375%            12/15/05       3,000        2,856
CSX Corp.                                                              9.00%             8/15/06         275          309
Caterpillar, Inc.                                                      9.00%             4/15/06         500          563
Cyprus Amax Minerals Co.                                             10.125%              4/1/02       1,500        1,682
Delta Airlines, Inc. (Equipment Trust Certificates)                    8.54%              1/2/07         498          527
Eastman Chemical Co.                                                  6.375%             1/15/04       3,475        3,369
Falconbridge Ltd.                                                      7.35%             11/1/06       1,000        1,006
First Data Corp.                                                      6.625%              4/1/03       2,000        1,976
Ford Capital BV                                                       9.875%             5/15/02       2,520        2,835
General Motors Corp.                                                   7.00%             6/15/03         500          503
W.R. Grace & Co.                                                       7.75%             10/1/02         500          518
W.R. Grace & Co.                                                       8.00%             8/15/04       3,150        3,300
HNG Internorth                                                        9.625%             3/15/06       2,000        2,314
Johnson & Johnson                                                     7.375%             6/29/02         200          207
Kroger Co.                                                             8.15%             7/15/06       3,500        3,710
Lockheed Martin Corp.                                                  6.50%             4/15/03       2,000        1,959
Lockheed Martin Corp.                                                  7.70%             6/15/08       3,200        3,333
May Department Stores Co.                                             9.875%             12/1/02         225          255
McDonald's Corp.                                                       6.75%             2/15/03         450          447
McDonnell Douglas Corp.                                                9.25%              4/1/02       1,000        1,103
MedPartners, Inc.                                                     7.375%             10/1/06         600          602
News America Holdings                                                  8.50%             2/15/05       2,000        2,130
Norfolk Southern Corp.                                                 7.35%             5/15/07       2,000        2,031
Northrop Grumman Corp.                                                 7.00%              3/1/06       3,500        3,443
Occidental Petroleum Corp.                                             8.50%             11/9/01       1,000        1,053
Occidental Petroleum Corp.                                             8.50%             9/15/04       3,000        3,092

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
                                                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
J.C. Penney & Co., Inc.                                               6.125%            11/15/03  $      130   $      125
Philip Morris Cos., Inc.                                               8.25%            10/15/03         250          264
Praxair, Inc.                                                          6.75%              3/1/03       2,500        2,481
Praxair, Inc.                                                          6.90%             11/1/06       1,500        1,486
Quaker State Corp.                                                    6.625%            10/15/05         800          771
Seagate Technology, Inc.                                               7.45%              3/1/37       1,900        1,904
Sears, Roebuck & Co.                                                   6.25%             1/15/04         650          626
Texas Instruments Inc.                                                6.125%              2/1/06       2,800        2,640
Union Carbide Corp.                                                    6.75%              4/1/03       3,050        3,017
Union Oil of California                                               6.375%              2/1/04       2,000        1,938
Union Oil of California                                               9.125%             2/15/06         525          594
Whirlpool Corp.                                                        9.00%              3/1/03         400          437
Xerox Corp.                                                           8.125%             4/15/02         150          158
                                                                                                               ----------
                                                                                                                   71,917
                                                                                                               ----------
UTILITIES (5.2%)
Baltimore Gas & Electric Co.                                           7.25%              7/1/02         200          204
Cincinnati Gas & Electric Co.                                          6.45%             2/15/04       1,000          973
Coastal Corp.                                                         8.125%             9/15/02       2,700        2,840
Consolidated Edison Co. of New York, Inc.                             6.625%              2/1/02         500          497
Enron Corp.                                                           7.125%             5/15/07       2,300        2,289
Enron Corp.                                                           7.625%             9/10/04       1,000        1,035
Florida Power & Light Co.                                             6.625%              2/1/03         210          206
MCI Communications Corp.                                               7.50%             8/20/04       3,250        3,367
New England Telephone & Telegraph Co.                                 8.625%              8/1/01       3,500        3,740
Pacific Bell Telephone Co.                                             7.00%             7/15/04         900          906
Pacific Bell Telephone Co.                                             7.25%              7/1/02         450          459
Pacific Gas & Electric Co.                                            7.875%              3/1/02       3,000        3,133
Southwestern Bell Telephone Co.                                        5.75%              9/1/04       2,000        1,865
Texas Utilities Co.                                                   7.375%              8/1/01         450          459
Texas Utilities Co.                                                   8.125%              2/1/02         600          631
Texas Utilities Co.                                                    8.25%              4/1/04       1,650        1,760
Union Electric Power Co.                                               7.65%             7/15/03       1,000        1,039
Virginia Electric & Power Co.                                         6.625%              4/1/03       4,000        3,962
                                                                                                               ----------
                                                                                                                   29,365
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $181,360)                                                                                                182,786
-------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(7.6%)
-------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia                                                   6.875%              5/1/03         750          748
Province of British Columbia                                           7.00%             1/15/03         400          406
Finland Global Bond                                                   7.875%             7/28/04       3,500        3,728
Hanson Overseas                                                       7.375%             1/15/03       2,500        2,547
KFW International Finance, Inc.                                       7.625%             2/15/04       4,625        4,833
Korean Development Bank                                               6.625%            11/21/03       2,250        2,189
Korean Development Bank                                                7.25%             5/15/06       3,000        2,981
Province of Manitoba                                                  6.125%             1/19/04       1,500        1,448
Province of Manitoba                                                   7.75%              2/1/02       4,875        5,074
National Westminster Bancorp Inc.                                     9.375%            11/15/03       1,150        1,293
New Zealand Government                                                 8.75%            12/15/06         125          142
New Zealand Government                                               10.625%            11/15/05         600          745
Noranda, Inc.                                                          7.50%             7/15/03       1,000        1,021
Noranda, Inc.                                                         8.125%             6/15/04       1,000        1,048
Noranda, Inc.                                                         8.625%             7/15/02         500          535
Province of Ontario                                                    7.75%              6/4/02         550          575
Republic of Portugal                                                   5.75%             10/8/03       4,700        4,485
Province of Saskatchewan                                              7.125%             3/15/08         500          503
Province of Saskatchewan                                               8.00%             7/15/04       3,900        4,135
Kingdom of Thailand                                                    8.25%             3/15/02       4,000        4,197
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $42,589)                                                                                                  42,633
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
INTERMEDIATE-TERM BOND PORTFOLIO                                      COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.1%)
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government obligations in a
   Pooled Cash Account
   (COST $6,176)                                                       5.93%              7/1/97       6,176        6,176
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.9%)
   (COST $552,859)                                                                                                556,262
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.1%)
-------------------------------------------------------------------------------------------------------------------------
Other Assets--Notes B and F                                                                                        48,344
Liabilities--Note F                                                                                               (42,176)
                                                                                                               ----------
                                                                                                                    6,168
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
==========================================================================================================================
Applicable to 56,886,041 outstanding $.001 par value shares
   (authorized 250,000,000 shares)                                                                               $562,430
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE                                                                                           $9.89
-------------------------------------------------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                    $564,217        $9.92
 Undistributed Net Investment Income                                                                      --           --
 Accumulated Net Realized Losses                                                                      (5,190)        (.09)
 Unrealized Appreciation--Note E                                                                       3,403          .06
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                         $562,430        $9.89
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
LONG-TERM BOND PORTFOLIO                                              COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (65.1%)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                                    7.25%             8/15/22  $      100   $      104
U.S. Treasury Bonds                                                   7.875%             2/15/21         145          162
U.S. Treasury Bonds                                                    8.00%            11/15/21         970        1,097
U.S. Treasury Bonds                                                   8.125%     8/15/19-8/15/21      19,975       22,828
U.S. Treasury Bonds                                                    8.50%             2/15/20         570          675
U.S. Treasury Bonds                                                    8.75%     5/15/17-5/15/20       3,015        3,631
U.S. Treasury Bonds                                                   8.875%     8/15/17-2/15/19       3,275        3,994
U.S. Treasury Bonds                                                   9.125%             5/15/18       1,495        1,867
U.S. Treasury Bonds                                                  10.375%            11/15/12         275          349
U.S. Treasury Notes                                                    6.25%             1/31/02         600          597
U.S. Treasury Notes                                                   6.375%     5/15/99-3/31/01         500          501
U.S. Treasury Notes                                                   6.875%             5/15/06         475          485
U.S. Treasury Notes                                                   7.875%            11/15/04         125          135
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $35,582)                                                                                                  36,425
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (27.2%)
-------------------------------------------------------------------------------------------------------------------------
FINANCE (4.8%)
Chemical Banking Corp.                                                6.125%             11/1/08         500          460
Dean Witter, Discover & Co.                                            6.75%            10/15/13         200          186
Ford Motor Credit Corp.                                                6.75%             5/15/05         115          113
Household Finance Corp.                                                6.45%              2/1/09          70           65
Household Finance Corp.                                                7.65%             5/15/07         150          154
NationsBank Corp.                                                     6.875%             2/15/05          95           94
NationsBank Corp.                                                      7.25%            10/15/25         375          356
Norwest Financial, Inc.                                                6.65%            10/15/23          60           54
Orion Capital Corp.                                                    7.25%             7/15/05         300          298
Sears, Roebuck & Co. Acceptance Corp.                                 6.125%             1/15/06         150          141
Security Capital Pacific Trust                                         8.05%              4/1/17         200          205
Travelers/Aetna Property Casualty Corp.                                7.75%             4/15/26         275          278
United Dominion Realty Trust, Inc.                                     7.25%             1/15/07         300          300
                                                                                                               ----------
                                                                                                                    2,704
                                                                                                               ----------
INDUSTRIAL (15.0%)
Anheuser-Busch Cos., Inc.                                              7.10%             6/15/07         400          401
Archer-Daniels-Midland Co.                                            8.875%             4/15/11          80           93
Auburn Hills                                                          12.00%              5/1/20          60           89
C.R. Bard, Inc.                                                        6.70%             12/1/26         350          340
Bowater, Inc.                                                         9.375%            12/15/21         250          296
Burlington Northern Santa Fe Corp.                                    6.875%             2/15/16         300          281
Burlington Northern Santa Fe Corp.                                     7.00%            12/15/25          50           46
Caterpillar, Inc.                                                      9.00%             4/15/06         100          113
Chrysler Corp.                                                         7.45%            2/1/2097         225          219
CSX Corp.                                                             8.625%             5/15/22          25           28
CSX Corp.                                                              9.00%             8/15/06          25           28
Deere & Co.                                                            8.50%              1/9/22         115          128
Eastman Chemical Co.                                                   7.25%             1/15/24         250          239
Ford Capital BV                                                        9.50%              6/1/10         180          213
Ford Motor Corp.                                                       9.95%             2/15/32         100          128
International Business Machines Corp.                                 7.125%           12/1/2096         250          237
International Paper Co.                                               7.875%              8/1/06          35           37
Kroger Co.                                                             8.15%             7/15/06         300          318
Lockheed Martin Corp.                                                  7.70%             6/15/08         500          521
May Department Stores Co.                                              9.75%             5/16/04          40           48
Mobil Corp.                                                           7.625%             2/23/33         230          224
News America Holdings                                                  8.00%            10/17/16         250          246
News America Holdings                                                  8.50%             2/15/05         400          426
Norfolk Southern Corp.                                                 7.70%             5/15/17         100          102
Norfolk Southern Corp.                                                 7.90%           5/15/2097         100          103
Northrop Grumman Corp.                                                9.375%            10/15/24         400          443

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                        MATURITY      AMOUNT       VALUE*
LONG-TERM BOND PORTFOLIO                                              COUPON                DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                             9.25%              8/1/19  $      250   $      298
J.C. Penney & Co., Inc.                                               7.125%            11/15/23         220          208
Praxair, Inc.                                                          6.90%             11/1/06         400          396
Quaker State Corp.                                                    6.625%            10/15/05         150          145
Seagate Technology, Inc.                                               7.45%              3/1/37         250          251
Sears, Roebuck & Co.                                                  9.375%             11/1/11         395          472
Texaco Capital Corp.                                                  8.875%              9/1/21         155          180
Texas Instruments Inc.                                                6.125%              2/1/06         300          283
Union Carbide Corp.                                                    7.75%           10/1/2096          50           50
Union Carbide Corp.                                                   7.875%              4/1/23         220          224
Union Oil of California                                               9.125%             2/15/06         390          442
Union Pacific Corp.                                                   8.625%             5/15/22          35           37
Whirlpool Corp.                                                        9.10%              2/1/08          60           68
                                                                                                               ----------
                                                                                                                    8,401
                                                                                                               ----------
UTILITIES (7.4%)
Alabama Power Co.                                                      8.75%             12/1/21         140          145
Arizona Public Service Co.                                             7.25%              8/1/23         200          189
AT&T Corp.                                                             8.35%             1/15/25         300          313
Coastal Corp.                                                          7.75%            10/15/35         400          400
Enron Corp.                                                           7.125%             5/15/07         246          245
GTE Corp.                                                              7.83%              5/1/23         250          248
GTE Corp.                                                              8.75%             11/1/21         250          282
Illinois Power Co.                                                     7.50%             7/15/25         300          284
MCI Communications Corp.                                               7.75%             3/23/25         250          250
Michigan Bell Telephone Co.                                            7.50%             2/15/23         140          137
New England Telephone & Telegraph Co.                                 6.875%             10/1/23         110          101
New England Telephone & Telegraph Co.                                  9.00%              8/1/31         250          271
Northern Telecom Ltd.                                                 6.875%              9/1/23         250          232
Southern Bell Telephone Co.                                           7.625%             3/15/13          50           49
Southwestern Bell Telephone Co.                                        7.25%             7/15/25         450          431
Southwestern Bell Telephone Co.                                       7.625%             10/1/13          80           79
Southwestern Bell Telephone Co.                                       7.625%              3/1/23          45           44
Texas Utilities Co.                                                   7.875%              3/1/23         190          188
Texas Utilities Co.                                                    8.75%             11/1/23          50           53
Union Electric Power Co.                                               6.75%              5/1/08         120          117
Wisconsin Electric Power Co.                                           7.70%            12/15/27          75           75
                                                                                                               ----------
                                                                                                                    4,133
                                                                                                               ----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $15,168)                                                                                                  15,238
-------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(5.2%)
-------------------------------------------------------------------------------------------------------------------------
British Columbia Hydro                                                12.50%              9/1/13         100          111
Grand Metropolitan Investment Corp.                                    9.00%             8/15/11          75           87
Inter-American Development Bank                                       7.125%             3/15/23          25           24
Inter-American Development Bank                                        8.50%             3/15/11         110          125
International Bank for Reconstruction & Development                    9.25%             7/15/17         135          166
KFW International Finance, Inc.                                        7.20%             3/15/14         600          602
Province of Manitoba                                                   9.25%              4/1/20         485          584
Province of New Brunswick                                              8.75%              5/1/22         250          289
New Zealand Government                                                 8.75%            12/15/06         200          227
Province of Saskatchewan                                              7.125%             3/15/08         100          101
Province of Saskatchewan                                              7.375%             7/15/13         600          603
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $2,886)                                                                                                    2,919
-------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.5%)
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a
   Polled Cash Account
   (COST $249)                                                         5.93%              7/1/97         249          249
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.0%)
   (COST $53,885)                                                                                                  54,831
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
                                                                                                                   VALUE*
                                                                                                                    (000)
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.0%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                           $    1,667
Liabilities                                                                                                          (531)
                                                                                                               -----------
                                                                                                                    1,136
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 5,612,391 outstanding $.001 par value shares
   (authorized 250,000,000 shares)                                                                                $55,967
==========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                           $9.97
==========================================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
--------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                     $55,597        $9.91
 Undistributed Net Investment Income                                                                      --           --
 Accumulated Net Realized Losses                                                                        (576)        (.10)
 Unrealized Appreciation--Note E                                                                         946          .16
--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                          $55,967        $9.97
==========================================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. The Total Bond Market Portfolio also reports the breakdown of expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period.

-------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL BOND         SHORT-TERM      INTERMEDIATE-         LONG-TERM
                                                          MARKET               BOND          TERM BOND              BOND
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                      -------------------------------------------------------------------
                                                                        SIX MONTHS ENDED JUNE 30, 1997
                                                      -------------------------------------------------------------------
                                                           (000)              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                            $165,922            $11,656            $17,923            $1,680
                                                      -------------------------------------------------------------------
        Total Income                                     165,922             11,656             17,923             1,680
                                                      -------------------------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                         356                 27                 39                 4
        Management and Administrative                        959                184                233                --
        Shareholder Account Maintenance(1)                 1,885                 76                119                22
        Marketing and Distribution(1)                        712                 57                 83                 7
    Taxes (other than income taxes)                          189                  3                 19                 2
    Custodian Fees                                           101                 18                 13                 7
    Auditing Fees                                              6                  4                  4                 4
    Shareholders' Reports(1)                                  59                  3                  4                 1
    Annual Meeting and Proxy Costs(1)                          3                 --                 --                --
    Directors' Fees and Expenses                               6                 --                 --                --
                                                      -------------------------------------------------------------------
        Total Expenses                                     4,276                372                514                47
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    161,646             11,284             17,409             1,633
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET LOSS ON INVESTMENT
    SECURITIES SOLD                                       (4,004)              (225)            (1,251)             (103)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENT SECURITIES               (4,563)              (154)            (1,988)             (241)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                           $153,079            $10,905            $14,170            $1,289
=========================================================================================================================

(1)Expenses of the Total Bond Market Portfolio by class of shares are:

-------------------------------------------------------------------------------------------------------------------------
                                                                                                (000)
                                                                           ----------------------------------------------
                                                                           INVESTOR      INSTITUTIONAL
                                                                             SHARES             SHARES             TOTAL
-------------------------------------------------------------------------------------------------------------------------
Class-Specific Expenses:
    Shareholder Account Maintenance                                          $1,872               $ 13            $1,885
    Marketing and Distribution                                                  539                173               712
    Shareholders' Reports                                                        59                 --                59
    Annual Meeting and Proxy Costs                                                3                 --                 3
                                                                           ----------------------------------------------
Total Class-Specific Expenses                                                 2,473                186             2,659
All Other Portfolio Expenses                                                  1,240                377             1,617
-------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                               $3,713               $563            $4,276
=========================================================================================================================

See Note C in Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. Because the Portfolio distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. The Total Bond Market Portfolio-Investor and -Institutional shares' Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           TOTAL BOND MARKET PORTFOLIO
                                                                                         --------------------------------
                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                         JUN. 30, 1997     DEC. 31, 1996
                                                                                                 (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                                  $   161,646       $   219,381
    Realized Net Loss                                                                           (4,004)           (5,514)
    Change in Unrealized Appreciation (Depreciation)                                            (4,563)          (74,246)
                                                                                         --------------------------------
        Net Increase in Net Assets Resulting from Operations                                   153,079           139,621
                                                                                         --------------------------------
DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                                                       (123,611)         (171,657)
        Institutional Shares                                                                   (38,035)          (47,724)
    Realized Capital Gain
        Investor Shares                                                                             --                --
        Institutional Shares                                                                        --                --
                                                                                         --------------------------------
            Total Distributions                                                               (161,646)         (219,381)
                                                                                         --------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                                                   1,430,651         1,373,171
    Issued in Lieu of Cash Distributions                                                       109,059           147,464
    Redeemed                                                                                  (391,874)         (893,692)
                                                                                         --------------------------------
        Net Increase--Investor Shares                                                        1,147,836           626,943
                                                                                         --------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES2
    Issued                                                                                     312,235           702,749
    Issued in Lieu of Cash Distributions                                                        33,454            41,752
    Redeemed                                                                                   (99,230)         (124,465)
                                                                                         --------------------------------
        Net Increase--Institutional Shares                                                     246,459           620,036
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                           1,385,728         1,167,219
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                                      3,985,436         2,818,217
                                                                                         --------------------------------
    End of Period                                                                           $5,371,164        $3,985,436
=========================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                                                     146,363           139,884
    Issued in Lieu of Cash Distributions                                                        11,198            15,068
    Redeemed                                                                                   (40,226)          (91,062)
                                                                                         --------------------------------
        Net Increase in Shares Outstanding                                                     117,335            63,890
=========================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                                                      32,089            71,819
    Issued in Lieu of Cash Distributions                                                         3,434             4,272
    Redeemed                                                                                   (10,223)          (12,749)
                                                                                         --------------------------------
        Net Increase in Shares Outstanding                                                      25,300            63,342
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                               SHORT-TERM                         INTERMEDIATE-TERM
                                                             BOND PORTFOLIO                        BOND PORTFOLIO
                                                   ----------------------------------------------------------------------
                                                      SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                           ENDED              ENDED              ENDED             ENDED
                                                   JUN. 30, 1997      DEC. 31, 1996      JUN. 30, 1997     DEC. 31, 1996
                                                           (000)              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                              $  11,284          $  16,550          $  17,409          $ 28,307
    Realized Net Loss                                       (225)               (90)            (1,251)           (3,931)
    Change in Unrealized Appreciation
        (Depreciation)                                      (154)            (3,312)            (1,988)          (11,605)
                                                   ----------------------------------------------------------------------
        Net Increase in Net Assets
            Resulting from Operations                     10,905             13,148             14,170            12,771
                                                   ----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                (11,284)           (16,550)           (17,409)          (28,307)
    Realized Capital Gain                                     --                (88)                --              (166)
                                                   ----------------------------------------------------------------------
        Total Distributions                              (11,284)           (16,638)           (17,409)          (28,473)
                                                   ----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                               149,758            166,669            145,806           281,767
    Issued in Lieu of Cash Distributions                   9,561             14,288             14,339            24,466
    Redeemed                                             (38,930)           (56,772)           (54,835)         (175,804)
                                                   ----------------------------------------------------------------------
        Net Increase from Capital
            Share Transactions                           120,389            124,185            105,310           130,429
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                       120,010            120,695            102,071           114,727
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                  328,292            207,597            460,359           345,632
                                                   ----------------------------------------------------------------------
    End of Period                                       $448,302           $328,292           $562,430          $460,359
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                15,167             16,763             14,790            28,221
    Issued in Lieu of Cash Distributions                     969              1,443              1,459             2,469
    Redeemed                                              (3,944)            (5,726)            (5,569)          (17,819)
                                                      -------------------------------------------------------------------
        Net Increase in Shares Outstanding                12,192             12,480             10,680            12,871
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                              LONG-TERM BOND PORTFOLIO
                                                                                         --------------------------------
                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                         JUN. 30, 1997     DEC. 31, 1996
                                                                                                 (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                                     $  1,633          $  2,389
    Realized Net Loss                                                                             (103)             (473)
    Change in Unrealized Appreciation (Depreciation)                                              (241)           (1,054)
                                                                                         --------------------------------
        Net Increase in Net Assets Resulting from Operations                                     1,289               862
                                                                                         --------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                       (1,633)           (2,389)
    Realized Capital Gain                                                                           --               (26)
                                                                                         --------------------------------
        Total Distributions                                                                     (1,633)           (2,415)
                                                                                         --------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                                      19,759            36,232
    Issued in Lieu of Cash Distributions                                                         1,310             1,913
    Redeemed                                                                                    (8,882)          (16,950)
                                                                                         --------------------------------
        Net Increase from Capital Share Transactions                                            12,187            21,195
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                              11,843            19,642
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                                         44,124            24,482
                                                                                         --------------------------------
    End of Period                                                                              $55,967           $44,124
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                                       2,001             3,616
    Issued in Lieu of Cash Distributions                                                           133               192
    Redeemed                                                                                      (898)           (1,693)
                                                                                         --------------------------------
        Net Increase in Shares Outstanding                                                       1,236             2,115
=========================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis; the Total Bond Market Portfolio-Investor and -Institutional shares' results are shown separately. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year.

-------------------------------------------------------------------------------------------------------------------------
                                                                      TOTAL BOND MARKET PORTFOLIO-INVESTOR SHARES
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED      -----------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 1997        1996         1995         1994         1993         1992
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $9.84      $10.14      $  9.17       $10.06      $  9.88        $9.99
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                            .321       .640         .650         .622         .638         .699
    Net Realized and Unrealized Gain
        (Loss) on Investments                       (.040)     (.300)        .970        (.888)        .300        (.018)
                                                   ----------------------------------------------------------------------
        Total from Investment Operations             .281       .340        1.620        (.266)        .938         .681
                                                   ----------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income            (.321)     (.640)       (.650)       (.622)       (.638)       (.699)
    Distributions from Realized Capital Gains          --         --           --        (.002)       (.120)       (.092)
                                                   ----------------------------------------------------------------------
        Total Distributions                         (.321)     (.640)       (.650)       (.624)       (.758)       (.791)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $9.80    $  9.84       $10.14      $  9.17       $10.06        $9.88
=========================================================================================================================

TOTAL RETURN*                                       2.93%      3.58%       18.18%       -2.66%        9.68%        7.14%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)           $4,103     $2,962       $2,405       $1,731       $1,540       $1,066
    Ratio of Total Expenses to
        Average Net Assets                        0.20%**      0.20%        0.20%        0.18%        0.18%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                        6.65%**      6.54%        6.66%        6.57%        6.24%        7.06%
    Portfolio Turnover Rate                         32%**        39%          36%          33%          50%          49%
-------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the annual account maintenance fee of $10.

**Annualized.

                                                                        TOTAL BOND MARKET  PORTFOLIO-INSTITUTIONAL SHARES
                                                                         SIX MONTHS ENDED       YEAR ENDED    SEP. 18* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                              JUN. 30, 1997    DEC. 31, 1996  DEC. 31, 1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $9.84           $10.14        $  9.87
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                            .326             .650           .174
    Net Realized and Unrealized Gain (Loss) on Investments                          (.040)           (.300)          .270
                                                                        --------------------------------------------------
        Total from Investment Operations                                             .286             .350           .444
                                                                        --------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                            (.326)           (.650)         (.174)
    Distributions from Realized Capital Gains                                          --               --             --
                                                                        --------------------------------------------------
        Total Distributions                                                         (.326)           (.650)         (.174)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                      $9.80          $  9.84         $10.14
==========================================================================================================================

TOTAL RETURN                                                                        2.98%            3.68%          4.53%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                           $1,269           $1,024           $413
    Ratio of Total Expenses to Average Net Assets                                 0.10%**            0.10%        0.10%**
    Ratio of Net Investment Income to Average Net Assets                          6.75%**            6.66%        6.48%**
    Portfolio Turnover Rate                                                         32%**              39%            36%
-------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.

**Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                                                             SHORT-TERM BOND PORTFOLIO
                                                                                             YEAR ENDED
                                                                                            DECEMBER 31
                                                                  SIX MONTHS ENDED      ------------------    MAR. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       JUNE 30, 1997        1996        1995 DEC. 31, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $9.92      $10.07     $  9.50        $10.00
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT OPERATIONS
    Net Investment Income                                                     .296        .587        .623           463
    Net Realized and Unrealized Gain (Loss) on Investments                   (.020)      (.146)       .570         (.500)
                                                                  -------------------------------------------------------
        Total from Investment Operations                                      .276        .441       1.193         (.037)
                                                                  -------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                     (.296)      (.587)      (.623)        (.463)
    Distributions from Realized Capital Gains                                   --       (.004)         --            --
                                                                  -------------------------------------------------------
        Total Distributions                                                  (.296)      (.591)      (.623)        (.463)
                                                                  -------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $9.90     $  9.92      $10.07       $  9.50
=========================================================================================================================

TOTAL RETURN**                                                               2.83%       4.55%      12.88%        -0.37%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                      $448        $328        $208          $77
    Ratio of Total Expenses to Average Net Assets                           0.20%+       0.20%       0.20%       0.18%+
    Ratio of Net Investment Income to Average Net Assets                    6.06%+       5.93%       6.28%       5.77%+
    Portfolio Turnover Rate                                                   54%+         65%         65%          53%
------------------------------------------------------------------------------------------------------------------------

  *Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

 **Total return figures do not reflect the annual account maintenance fee of $10.

  +Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                                        INTERMEDIATE-TERM BOND PORTFOLIO
                                                                                             YEAR ENDED
                                                                                            DECEMBER 31,
                                                                  SIX MONTHS ENDED      ------------------     MAR. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       JUNE 30, 1997        1996        1995  DEC. 31, 1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $9.96      $10.37     $  9.18         $10.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                     .330        .648        .661           .533
    Net Realized and Unrealized Gain (Loss) on Investments                   (.070)      (.406)      1.217          (.820)
                                                                  --------------------------------------------------------
        Total from Investment Operations                                      .260        .242       1.878          (.287)
                                                                  --------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                     (.330)      (.648)      (.661)         (.533)
    Distributions from Realized Capital Gains                                   --       (.004)      (.027)            --
                                                                  --------------------------------------------------------
        Total Distributions                                                  (.330)      (.652)      (.688)         (.533)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $9.89      $ 9.96      $10.37         $ 9.18
==========================================================================================================================

TOTAL RETURN**                                                               2.68%       2.55%      21.07%         -2.88%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                      $562        $460        $346            $71
    Ratio of Total Expenses to Average Net Assets                           0.20%+       0.20%       0.20%         0.18%+
    Ratio of Net Investment Income to Average Net Assets                    6.76%+       6.54%       6.55%         6.88%+
    Portfolio Turnover Rate                                                   43%+         80%         71%            63%
-------------------------------------------------------------------------------------------------------------------------

  *Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

 **Total return figures do not reflect the annual account maintenance fee of $10.

  +Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                                             LONG-TERM BOND PORTFOLIO
                                                                                             YEAR ENDED
                                                                                            DECEMBER 31,
                                                                  SIX MONTHS ENDED      -------------------    MAR. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       JUNE 30, 1997        1996         1995 DEC. 31, 1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $10.08      $10.82      $  8.96        $10.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                     .338        .674         .692          .586
    Net Realized and Unrealized Gain (Loss) on Investments                   (.110)      (.731)       1.884        (1.040)
                                                                  --------------------------------------------------------
        Total from Investment Operations                                      .228       (.057)       2.576         (.454)
                                                                  --------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                     (.338)      (.674)       (.692)        (.586)
    Distributions from Realized Capital Gains                                   --       (.009)       (.024)           --
                                                                  --------------------------------------------------------
        Total Distributions                                                  (.338)      (.683)       (.716)        (.586)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $ 9.97      $10.08       $10.82        $ 8.96
==========================================================================================================================

TOTAL RETURN**                                                               2.35%      -0.26%       29.72%        -4.53%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                       $56         $44          $24            $9
    Ratio of Total Expenses to Average Net Assets                           0.20%+       0.20%        0.20%        0.18%+
    Ratio of Net Investment Income to Average Net Assets                    6.91%+       6.75%        6.90%        7.70%+
    Portfolio Turnover Rate                                                   38%+         46%          45%           70%
--------------------------------------------------------------------------------------------------------------------------

  *Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

 **Total return figures do not reflect the annual account maintenance fee of $10.

  +Annualized.


NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the Total Bond Market, Short-Term Bond, Intermediate-Term Bond, and Long-Term Bond Portfolios. Certain of the Fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

      1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

      2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

      3. REPURCHASE AGREEMENTS: Each Portfolio of the Fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

      5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the board of directors. At June 30, 1997, the Fund had contributed capital aggregating $481,000 to Vanguard (included in Other Assets), representing 2.4% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

C. The Total Bond Market Portfolio offers two classes of shares, the Investor Shares and the Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity.

D. During the six months ended June 30, 1997, purchases and sales of investment securities other than U.S. government securities and temporary cash investments were:

            ----------------------------------------------------------------------
                                                                (000)
                                                   -------------------------------
            PORTFOLIO                              PURCHASES               SALES
            ----------------------------------------------------------------------
            Total Bond Market                       $388,126              $131,392
            Short-Term Bond                           10,544                14,316
            Intermediate-Term Bond                    39,455                 6,716
            Long-Term Bond                             4,256                   353
            ----------------------------------------------------------------------

Purchases and sales of U.S. government securities were:

            ----------------------------------------------------------------------
                                                                (000)
                                                   -------------------------------
            PORTFOLIO                              PURCHASES               SALES
            ----------------------------------------------------------------------
            Total Bond Market                     $1,836,220              $629,488
            Short-Term Bond                          207,998                84,917
            Intermediate-Term Bond                   173,567               103,640
            Long-Term Bond                            16,238                 8,711
            ----------------------------------------------------------------------

E. At December 31, 1996, the Portfolios had available realized capital losses to offset future taxable capital gains through the following fiscal year-ends:

            ----------------------------------------------------------------------------
                                                        EXPIRATION
                                                   FISCAL YEAR(S) ENDING        AMOUNT
            PORTFOLIO                                  DECEMBER 31,              (000)
            ----------------------------------------------------------------------------
            Total Bond Market                             2002-2004              $12,831
            Short-Term Bond                                    2004                   90
            Intermediate-Term Bond                             2004                3,931
            Long-Term Bond                                     2004                  473
            ----------------------------------------------------------------------------

      At June 30, 1997, unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

            -----------------------------------------------------------------------------------------------
                                                                           (000)
                                                  ---------------------------------------------------------
                                                  APPRECIATED            DEPRECIATED         NET UNREALIZED
            PORTFOLIO                             SECURITIES             SECURITIES           APPRECIATION
            -----------------------------------------------------------------------------------------------
            Total Bond Market                       $60,713               $(19,526)              $41,187
            Short-Term Bond                           1,706                   (770)                  936
            Intermediate-Term Bond                    4,841                 (1,438)                3,403
            Long-Term Bond                            1,153                   (207)                  946
            -----------------------------------------------------------------------------------------------

F. The market values of securities on loan to broker/dealers at June 30, 1997, and collateral received with respect to such loans, were:

            ------------------------------------------------------------------------------------------------
                                                                           (000)
                                                 -----------------------------------------------------------
                                                                                COLLATERAL RECEIVED
                                                                          ----------------------------------
                                                 MARKET VALUE                                 MARKET VALUE
                                                   OF LOANED                                OF U.S. TREASURY
            PORTFOLIO                             SECURITIES               CASH                SECURITIES
            ------------------------------------------------------------------------------------------------
            Total Bond Market                        $69,153              $44,877                 $25,900
            Short-Term Bond                           16,329               16,640                      --
            Intermediate-Term Bond                    97,349               37,805                  62,498
            ------------------------------------------------------------------------------------------------

Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
       and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
       Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
       Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
       Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
       American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
       University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
       NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
       Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
       Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
       Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President,
       Information Technology.

JAMES H. GATELY, Senior Vice President,
       Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
       Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President,
       Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
       Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge,
Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com  online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

[PHOTO]

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
   Vanguard/Windsor Fund
   Vanguard/Windsor II
   Vanguard Equity Income Fund
   Vanguard Growth and Income Portfolio
   Vanguard Selected Value Portfolio
   Vanguard/Trustees' Equity-U.S. Portfolio
   Vanguard Convertible Securities Fund

BALANCED FUNDS
   Vanguard/Wellington Fund
   Vanguard/Wellesley Income Fund
   Vanguard STAR Portfolio
   Vanguard Asset Allocation Fund
   Vanguard LifeStrategy Portfolios

GROWTH FUNDS
   Vanguard/Morgan Growth Fund
   Vanguard/PRIMECAP Fund
   Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
   Vanguard Explorer Fund
   Vanguard Specialized Portfolios
   Vanguard Horizon Fund

INTERNATIONAL FUNDS
   Vanguard International Growth Portfolio
   Vanguard International Value Portfolio

INDEX FUNDS

   Vanguard Index Trust
   Vanguard Tax-Managed Fund
   Vanguard Balanced Index Fund
   Vanguard Bond Index Fund
   Vanguard International Equity Index Fund
   Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
   Vanguard Money Market Reserves
   Vanguard Treasury Money Market Portfolio
   Vanguard Admiral Funds

INCOME FUNDS
   Vanguard Fixed Income Securities Fund
   Vanguard Admiral Funds
   Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
   Vanguard Municipal Bond Fund
   Vanguard State Tax-Free Funds
      (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
   Vanguard Municipal Bond Fund
   Vanguard State Tax-Free Funds
      (CA, FL, NJ, NY, OH, PA)

Q842-6/97